As Filed with the Securities and Exchange Commission on April 29, 2011

 File No. 333-35821
File No. 811-08359

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 17	/X/
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 19	/X/

THE WESTPORT FUNDS

(Exact Name of Registrant as Specified in Charter)

253 Riverside Avenue
Westport, Connecticut  06880
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 227-3601

Edmund H. Nicklin, Jr.
The Westport Funds
253 Riverside Avenue
Westport, Connecticut  06880
(Name and address of agent for service of process)

COPIES TO:

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI  53233

Frederick H. Sherley
Dechert LLP
100 North Tryon Street, Suite 4000
Charlotte, NC  28202

It is proposed that this filing will become effective (check the appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Westport Funds

Westport Select Cap Fund

Class R Shares – WPSRX
Class I Shares – WPSCX

Westport Fund

Class R Shares – WPFRX
Class I Shares – WPFIX

Prospectus
May 1, 2011

The Westport Select Cap Fund and the Westport Fund (each, a "Fund") are series of The Westport Funds ("Trust") and are advised by Westport Advisers, LLC (the "Adviser").

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Anyone who tells you otherwise is committing a crime.

WESTPORT INVESTMENTS

Table of Contents

Fund Summaries
Westport Select Cap Fund	3
Westport Fund	6
More Information About the Funds and Their Investments	9
Investment Goals of the Funds	9
Principal Investment Strategies of the Funds	9
How Investments Are Selected	9
Principal Risks of Investing in the Funds	10
Management of the Funds	11
The Adviser	11
The Portfolio Managers	12
How to Buy and Sell Shares	12
Pricing of Fund Shares	12
Cut-Off Times	12
General Purchase Policies	13
Frequent Purchases and Redemptions of Fund Shares	13
Important Notice To Financial Intermediaries	14
Instructions for Opening or Adding to an Account	14
Instructions for Selling or Redeeming Shares	15
Additional Policies	15
Additional Information about Selling (Redeeming) Shares	16
Systematic Withdrawal Plan (“SWP”)	16
Other Redemption Information	17
Retirement Plans and Other Tax-Deferred Accounts	17
Shareholder Services	18
Other Payments to Financial Intermediaries	18
Quarterly Portfolio Holdings Disclosure	18
Dividends and Distributions	19
Taxes	19
Other Shareholder Information	19
Financial Highlights	21
Where to Get Additional Information	23

2

WESTPORT SELECT CAP FUND
Class R WPSRX	Class I WPSCX

The Fund’s Investment Goal

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS R	CLASS I
SHAREHOLDER FEES (fees paid directly from your investment)	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	CLASS R	CLASS I
Management Fees	1.00%	1.00%
Other Expenses
Shareholder Servicing Fees	0.14%	NONE
Remainder of Other Expenses	0.22%	0.14%
Total Other Expenses	0.36%	0.14%
Total Annual Fund Operating Expenses	1.36%	1.14%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
Class R Shares	$138	$431	$745	$1,635
Class I Shares	$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

The Westport Select Cap Fund’s Principal Investment Strategies
The Fund invests primarily in common stocks of small capitalization companies selected for their capital appreciation potential. Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 65% of its net assets in the equity securities of small capitalization companies. A small capitalization company is considered to be one having a market capitalization of $2 billion or less at the time of the Fund’s initial investment. Companies whose capitalization exceeds $2 billion after purchase by the Fund will continue to be considered small cap for purposes of this 65% limitation. Even after the market capitalization of a small cap company exceeds $2 billion, the Adviser may determine that the company continues to present a significant investment opportunity. In such instances, as long as the company’s market capitalization does not exceed $6 billion, the Fund may add to an existing position in that company’s securities by purchasing additional shares. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

The Adviser employs a modified “value” approach to the Fund’s investments known as second generation value investing. The investment process begins with the identification of change in a company’s products, operations, or management. Once change is identified, the Adviser evaluates the company from a number

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of perspectives — what the market is willing to pay for stock of comparable companies, what a strategic buyer would pay for the whole company, and how the company’s products are positioned in their various markets — to estimate a company’s fundamental value and the extent of undervaluation, if any. In its overall assessment, the Adviser seeks stocks for the Fund that it believes have a greater upside potential than risk over an 18 to 24 month holding period.

Principal Risks of Investing in the Westport Select Cap Fund

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of a substantial portion, or theoretically all of the principal amount that you invest.

Capitalization Risk. Investments in smaller and medium capitalization companies may involve greater risks than investments in large capitalization companies due to comparatively limited product lines, markets and financial and managerial resources. Smaller and medium capitalization companies may have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Smaller capitalization companies generally are viewed as having more risk than medium capitalization companies.

Investment Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Stock Market Risk. Investing in the stock market is risky because equity securities fluctuate in value, often based upon factors unrelated to the intrinsic value of the issuer. These factors may be due to political, economic or general market circumstances. Other factors may affect a single company or industry, but not the broader market. Because securities’ values fluctuate, when you sell your investment in the Fund you may receive more or less money than you originally invested.

Investment Diversification Risk. Although it is diversified for purposes of the Investment Company Act of 1940, the Fund may invest in a comparatively small number of companies, as compared to many other mutual funds. Investing in a comparatively small number of companies can increase the potential adverse effects to the Fund caused by a decline in the value of any single company in which the Fund invests.

Manager Risk. The chance that poor security selection by the Adviser will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Not FDIC Insured. Your investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart indicates risk by illustrating how much returns can vary from year to year. The accompanying table shows the Fund’s average annual total returns (before and after taxes) for its Class R shares and the Fund’s average annual total returns (before taxes) for the Class I shares for the last year, the last five years, the last ten years and the period since each class of the Fund commenced operations. The Fund’s returns are also compared with the performance of a broad-based securities market index of smaller capitalization companies, the Russell 2000® Index. All of the information in both the bar chart and the table assumes reinvestment of dividends and distributions.

Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.westportfunds.com or by calling 1-888-593-7878.

Annual Total Returns Through December 31, 2010, Class R Shares

Westport Select Cap Fund

Highest Quarterly Return During This Period 19.71%
(4th Quarter 2001)

Lowest Quarterly Return During This Period -22.35%
(4th Quarter 2008)

The after-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table below. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for the Class R shares of the Fund are shown below and after-tax returns for the Class I shares of the Fund will vary. The Russell 2000® Index returned 5.68%, annualized, since the inception of the Fund’s Class I shares.

4

Average Annual Total Returns
(for periods ended December 31, 2010)

Westport Select Cap Fund	1 Year	5 Years	10 Years	Since Inception of the Class
Class R Return Before Taxes (Class R inception date 12/31/1997)	23.64%	5.13%	6.45%	10.10%
Class R Return After Taxes on Distributions	23.64%	4.45%	5.94%	9.63%
Class R Return After Taxes on Distributions and Sale of Fund Shares	15.36%	4.37%	5.61%	9.03%
Class I Shares Return Before Taxes (Class I inception date 2/16/1998)	23.93%	5.38%	6.69%	9.67%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes) (Inception date is as of 12/31/1997)	26.86%	4.47%	6.33%	5.94%

Management

Investment Adviser

Westport Advisers, LLC is the investment adviser to the Fund.

Portfolio Managers

Messrs. Edmund H. Nicklin, Jr., Managing Director, and Andrew J. Knuth, Managing Director of the Adviser, are the Co-Portfolio Managers of the Fund and are responsible for the day-to-day management of the Fund’s portfolio. Messrs. Nicklin and Knuth have served as Co-Portfolio Managers since the Fund’s inception.

Purchase and Sale of Fund Shares

Normally, you may purchase or redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. Purchases and redemptions may be made by mailing an application or redemption request to The Westport Funds, P.O. Box 2175, Milwaukee, WI 53201-2175, by calling 1-888-593-7878, by visiting the Fund’s website www.westportfunds.com or through your financial intermediary.

Investment Minimums	Initial	Additional
Class R Accounts
Regular	$5,000	No minimum
Traditional IRAs	2,000	No minimum
Roth IRAs	2,000	No minimum
Coverdell Education Savings Account	2,000	No minimum
SEP-IRAs	2,000	No minimum
Gifts/Transfers to Minors	1,000	No minimum
Automatic Investment Plans	1,000	$100

Class I Accounts (Regular, Traditional IRA, Roth IRA, Coverdell ESAs, SEP-IRAs, Gifts/Transfers to Minors, and Automatic Investment Plans)	250,000	No minimum

Taxes

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, where you will pay taxes later.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for shareholder services. In addition, the Adviser may pay additional compensation (at its own expense and not as an expense of a Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

WESTPORT FUND
Class R WPFRX	Class I WPFIX

The Fund’s Investment Goal

The Fund seeks a return composed of primarily capital appreciation and secondarily current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS R	CLASS I
SHAREHOLDER FEES (fees paid directly from your investment)	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	CLASS R	CLASS I
Management Fees	0.90%	0.90%
Other Expenses
Shareholder Servicing Fees	0.13%	NONE
Remainder of Other Expenses	0.24%	0.18%
Total Other Expenses	0.37%	0.18%
Total Annual Fund Operating Expenses	1.27%	1.08%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
Class R Shares	$129	$403	$697	$1,534
Class I Shares	$110	$343	$595	$1,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

The Westport Fund’s Principal Investment Strategies
The Fund seeks to achieve its investment goal by investing primarily in undervalued common stocks of mid capitalization companies, companies having a market capitalization between $2 billion and $10 billion. The Fund will opportunistically invest in securities of companies with both larger and smaller market capitalizations, but expects the median market capitalization of the Fund to be in the mid capitalization range. The Fund considers several factors as part of its analysis for determining value, primarily the potential for capital appreciation and secondarily the potential for current income. However, the companies in which the Fund invests typically do not distribute a meaningful level of earnings as dividends. Consequently, a company’s potential for capital appreciation receives much greater emphasis than current income.

The Adviser employs a modified “value” approach to the Fund’s investments known as second generation value investing. The investment process begins with the identification of change in a company’s products, operations, or management. Once change is identified, the Adviser evaluates the company from a number of perspectives — what the market is willing to pay for stock of comparable companies, what a strategic buyer would pay for the whole company, and how the company’s products are positioned in their various markets — to estimate a company’s fundamental value and the extent of undervaluation, if any. In its overall assessment, the Adviser seeks stocks for the Fund that it believes have a greater upside potential than risk over an 18 to 24 month holding period.

6

Principal Risks of Investing in The Westport Fund

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of a substantial portion, or theoretically all of the principal amount that you invest.

Capitalization Risk. Investments in smaller and medium capitalization companies may involve greater risks than investments in large capitalization companies due to comparatively limited product lines, markets and financial and managerial resources. Smaller and medium capitalization companies may have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Smaller capitalization companies generally are viewed as having more risk than medium capitalization companies.

Investment Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Stock Market Risk. Investing in the stock market is risky because equity securities fluctuate in value, often based upon factors unrelated to the intrinsic value of the issuer. These factors may be due to political, economic or general market circumstances. Other factors may affect a single company or industry, but not the broader market. Because securities’ values fluctuate, when you sell your investment in the Fund you may receive more or less money than you originally invested.

Investment Diversification Risk. Although it is diversified for purposes of the Investment Company Act of 1940, the Fund may invest in a comparatively small number of companies, as compared to many other mutual funds. Investing in a comparatively small number of companies can increase the potential adverse effects to the Fund caused by a decline in the value of any single company in which the Fund invests.

Manager Risk. The chance that poor security selection by the Adviser will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Not FDIC Insured. Your investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart indicates risk by illustrating how much returns can vary from year to year. The accompanying table shows the Fund’s average annual total returns (before and after taxes) for its Class R shares and the Fund’s average annual total returns (before taxes) for the Class I shares for the last year, the last five years, the last ten years and the period since each class of the Fund commenced operations. The Fund’s returns are also compared with the performance of a broad-based securities market index, the Russell Midcap® Index. All of the information in both the bar chart and the table assumes reinvestment of dividends and distributions.

Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.westportfunds.com or by calling 1-888-593-7878.

Annual Total Returns Through December 31, 2010, Class R Shares

Westport Fund

Highest Quarterly Return During This Period 21.49%
(4th Quarter 2001)

Lowest Quarterly Return During This Period -19.70%
(4th Quarter 2008)

The after-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table below. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for the Class R shares of the Fund are shown below and after-tax returns for the Class I shares of the Fund will vary. The Russell Midcap® Index returned 6.68%, annualized, since the inception of the Fund’s Class I shares.

7

Average Annual Total Returns
(for periods ended December 31, 2010)

Westport Fund	1 Year	5 Years	10 Years	Since Inception of the Class
Class R Return Before Taxes (Class R inception date 12/31/1997)	20.06%	7.34%	7.59%	10.59%
Class R Return After Taxes on Distributions	20.06%	6.90%	7.17%	9.69%
Class R Return After Taxes on Distributions and Sale of Fund Shares	13.04%	6.29%	6.60%	9.06%
Class I Shares Return Before Taxes (Class I inception date 2/9/2001)	20.36%	7.45%	N/A	7.25%
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes) (Inception date is as of 12/31/1997)	25.48%	4.66%	6.54%	7.80%

Management

Investment Adviser

Westport Advisers, LLC is the investment adviser to the Fund.

Portfolio Manager

Mr. Edmund H. Nicklin, Jr., Managing Director of the Adviser, is the Portfolio Manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Nicklin has served as the sole Portfolio Manager since the Fund’s inception.

Purchase and Sale of Fund Shares

Normally, you may purchase or redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. Purchases and redemptions may be made by mailing an application or redemption request to The Westport Funds, P.O. Box 2175, Milwaukee, WI 53201-2175, by calling 1-888-593-7878, by visiting the Fund’s website www.westportfunds.com or through your financial intermediary.

Investment Minimums	Initial	Additional
Class R Accounts
Regular	2,500	No minimum
Traditional IRAs	2,000	No minimum
Roth IRAs	2,000	No minimum
Coverdell Education Savings Account	2,000	No minimum
SEP-IRAs	2,000	No minimum
Gifts/Transfers to Minors	1,000	No minimum
Automatic Investment Plans	1,000	$100

Class I Accounts (Regular, Traditional IRA, Roth IRA, Coverdell ESAs, SEP-IRAs, Gifts/Transfers to Minors, and Automatic Investment Plans)	250,000	No minimum

Taxes

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, where you will pay taxes later.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for shareholder services. In addition, the Adviser may pay additional compensation (at its own expense and not as an expense of a Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

More Information About the Funds and Their Investments

This prospectus has been designed to give you the information you need in order to decide whether the Funds are an appropriate investment for you. The Funds are series of The Westport Funds, a no-load, open-end, management investment company.

Each Fund has a distinct investment goal, but both Funds are managed with the same value-oriented strategy. The Funds may be an appropriate investment for investors willing to tolerate possibly significant fluctuations in net asset value while seeking long-term returns.

You can purchase shares of either Fund without any sales charge. Each Fund offers two classes of shares. Each class has different expenses and minimum investment amounts. An investment in either or both Funds is not by itself a complete or balanced investment program.

Investment Goals of the Funds

•	The Westport Select Cap Fund seeks long-term capital appreciation.

•	The Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income.

The Funds may change any strategy that is not specified as fundamental without shareholder approval.

Principal Investment Strategies of the Funds

Westport Select Cap Fund

Under normal circumstances, the Westport Select Cap Fund seeks to achieve its investment goal by investing at least 65% of its net assets in the equity securities of small capitalization companies. A small capitalization company has a market capitalization of $2 billion or less at the time of the Fund’s initial investment. Companies whose capitalization exceeds $2 billion after purchase by the Fund will continue to be considered small cap for purposes of this 65% limitation. Even after the market capitalization of a small cap company exceeds $2 billion, the Adviser may determine that the company continues to present a significant investment opportunity. In such instances, as long as the company’s market capitalization does not exceed $6 billion, the Fund may add to an existing position in that company’s securities by purchasing additional shares. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

Westport Fund

The Westport Fund seeks to achieve its investment goal by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $2 billion and $10 billion. The Fund will also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the median market capitalization of the companies in the Fund generally will be in the mid capitalization range. The Fund considers several factors as part of its analysis for determining value, primarily the potential for capital appreciation and secondarily current income. However, because the companies in which the Fund invests typically do not distribute a meaningful amount of their earnings as dividends, substantially greater emphasis is placed on the potential for capital appreciation than on current income.

Principal Investment Strategies Common to Both Funds

Both Funds will primarily invest in common stock, securities convertible into common stock such as convertible bonds and preferred stocks, American Depositary Receipts and securities such as rights and warrants which permit the holder to purchase equity securities.

When the Adviser believes that market, economic or other conditions warrant, a Fund may assume a temporary defensive position. During these periods, a Fund may invest without limit in cash or cash equivalents, short-term commercial paper, U.S. government securities, high quality debt securities, including Eurodollar obligations, and obligations of banks. When and to the extent a Fund assumes a temporary defensive position, it may not pursue or achieve its investment goal.

Aside from a temporary defensive position, the Adviser may also decide to hold a certain portion of each Fund’s assets in cash or in investment-grade cash equivalents in order to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Such cash equivalents may include, for example: (i) short-term U.S. government securities, (ii) certificates of deposit, (iii) commercial paper, and (iv) money market mutual funds. To the extent a Fund’s assets are invested in cash or investment-grade cash equivalents, it may not pursue or achieve its investment goal.

How Investments are Selected

•
The Adviser employs a modified “value” approach to each Fund’s investments known as second generation value investing. Historically, value investors have used statistical criteria to select investments which were expected to provide superior returns. Due to increased participation in financial markets and improved information availability, the domestic financial markets have matured and are more competitive. As a result, simple statistical selection criteria are no longer effective.

•
Often a catalyst or event is necessary for those superior returns. A new chief executive officer or a change in government regulations that impacts the economics of the business are examples. For that change to be of investment significance, it must create the prospect of a significant increase in earnings or cash flow within the investment horizon. The estimated earnings or cash flow relative to the current stock price is a measure of valuation. This is low price-to-earnings investing, the focus of classic value investment, but on a forward-looking

9

basis. This approach combines low valuation, a value attribute, with improving earnings or cash flow, a growth attribute. This strategy is the basis for second generation value investing.

•
Second generation value investing provides investors with a risk averse approach for investing in growth opportunities among smaller companies. Using this approach, the Funds seek to invest in undervalued companies, i.e., companies selling at a discount to fundamental value based on earnings potential or assets. This variation of value investing offers the potential for capital appreciation as a stock gains favor among other investors.

•
The Funds are managed by the Adviser in accordance with the investment disciplines that the portfolio managers for the Adviser have employed in managing equity portfolios for Westport Asset Management, Inc., an affiliate of the Adviser, for over 25 years. The Adviser relies on stock selection and the strategy outlined above to achieve its results, rather than trying to time market fluctuations.

•
The investment process begins with the identification of change in a company’s products, operations, or management. In mid-range or small capitalization companies, dynamic change of this type tends to be material, which may create misunderstanding in the marketplace and result in a company’s stock becoming undervalued.

•
Once change is identified, the Adviser evaluates the company from a number of perspectives — what the market is willing to pay for stock of comparable companies, what a strategic buyer would pay for the whole company, and how the company’s products are positioned in their various markets — to estimate a company’s fundamental value and the extent of undervaluation, if any.

•
A small capitalization investment opportunity may simply be unrecognized by the financial community. Fundamental research, company visits and management assessment are all very important to the Adviser’s evaluation process. Small capitalization portfolios emphasize, but are not limited to, companies with capitalizations of under $2 billion. Operating in this market segment offers several advantages. First, there is more opportunity for above-average growth and entrepreneurial impact. Second, this market segment is less efficiently covered by Wall Street analysts. Third, as they can offer the acquirer a competitive advantage in the form of economies of scale in manufacturing or distribution or product line additions, small capitalization companies are also often acquisition targets for larger companies.

•
Mid capitalization companies identified by second generation value investing are often out of favor due to negative operational or financial events. The Adviser seeks to identify those situations where the undervaluation is a result of temporary factors. Unrecognized assets or business opportunities, changes in regulations, and legal actions, including the initiation of bankruptcy proceedings, are some of the factors that create these opportunities. In addition, like small capitalization companies, mid capitalization companies are often acquisition targets for larger companies.

•	In its overall assessment, the Adviser seeks stocks for the Funds that it believes have a greater upside potential than risk over an 18 to 24 month holding period.

•
Each Fund is authorized to purchase and sell financial futures contracts and options on such contracts exclusively for hedging and other non-speculative purposes. A full description of the instruments the Funds may use to hedge, the extent to which a Fund may hedge and the risks involved with hedging appears in the Statement of Additional Information.

Principal Risks of Investing in the Funds

The Funds have the same principal investment risks, although their exposure to the risks of small and mid capitalization companies differs. The Westport Select Cap Fund is more focused on small capitalization companies. The Westport Fund has a broader range of market capitalization exposure, with a focus on mid capitalization company holdings, but some small and large capitalization company holdings as well.

Investment Risk. An investment in either Fund is subject to investment risk, including the possible loss of a substantial portion, or theoretically all of the principal amount that you invest.

Stock Market Risk. Investing in the stock market is risky because equity securities fluctuate in value, often based upon factors unrelated to the intrinsic value of the issuer. These factors may be due to political, economic or general market circumstances. Other factors may affect a single company or industry, but not the broader market. Because securities’ values fluctuate, when you sell your investment in a Fund you may receive more or less money than you originally invested. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. If the securities in which a Fund invests never reach their perceived potential, or the valuation of such securities in the marketplace does not in fact reflect significant undervaluation, there may be little or no appreciation, and possibly depreciation, in the value of such securities.

Investment Style Risk. Since each Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Investment Diversification Risk. Although they are diversified for purposes of the Investment Company Act of 1940, each Fund may invest in a comparatively small number of companies, as compared to many other mutual funds. Investing in a comparatively small number of companies can increase the potential adverse effects to a Fund caused by a decline in the value of any single company in which the Fund invests.

Capitalization Risk. Investments in smaller and medium capitalization companies may involve greater risks than investments in large capitalization companies due to comparatively limited product lines, markets and financial and managerial resources. Smaller and medium capitalization companies may have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Smaller capitalization companies generally are viewed as having more risk than medium capitalization companies.

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Investing in the Westport Select Cap Fund involves in particular the risks of investing in small capitalization companies. A company may have a small capitalization because it is new or has recently gone public, or because it operates in a new industry or regional market. Small companies may have more limited product lines, markets, and financial resources, making them more susceptible to economic or market setbacks. A portion of the securities in which the Westport Select Cap Fund invests are traded in the over-the-counter markets, which are likely to be more thinly traded.

Analysts and other investors typically follow small companies less actively, and information about these companies is not always readily available. For these and other reasons, the prices of small capitalization securities may fluctuate more significantly than the securities of larger companies in response to news about the company, the markets or the economy. As a result, the price of the Westport Select Cap Fund’s shares may exhibit a higher degree of volatility than the market averages. In addition, securities traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities traded on a national exchange. The Westport Select Cap Fund, therefore, may have to sell a portfolio security to meet redemptions (or for other reasons) at a discount from market prices, sell during periods when disposition is not desirable, or make many small sales over a lengthy period of time.

Investing in the Westport Fund involves in particular the risks inherent in investing in mid capitalization companies, including greater risk and volatility than investing in larger, more established companies. To the extent the Westport Fund invests in small capitalization companies, the risks associated with small capitalization companies would apply and are discussed above.

Investment returns from stocks of mid capitalization companies over long periods of time tend to fall below those of small capitalization companies, but exceed those of large capitalization companies. The volatility of mid capitalization company returns is greater than that of large capitalization issues, but less than that associated with small capitalization issues. These characteristics result in part from the ability of mid capitalization companies to react to changes in the business environment at a faster rate than larger companies. In addition, mid capitalization companies generally have more developed and more mature businesses than small capitalization companies, providing greater business stability relative to smaller companies.

Manager Risk. Each Fund is subject to manager risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment goals.

Cash Equivalents Risk. To the extent a Fund invests in cash or cash equivalents, there is no assurance that the Fund will achieve its investment goal.

Not FDIC Insured. Your investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management of the Funds

The Adviser

The Adviser, Westport Advisers, LLC, 253 Riverside Avenue, Westport, Connecticut 06880, serves as the investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Adviser was organized as a Connecticut limited liability company in 1997. A limited liability company is owned by its Members. The sole Members of the Adviser are Edmund H. Nicklin, Jr. and Westport Asset Management, Inc. Both the Adviser and Westport Asset Management, Inc. are investment advisers registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940. As a Member of the Adviser, Westport Asset Management, Inc. is an affiliate of the Adviser.

Together, the principals of Westport Asset Management, Inc. and the Adviser have more than 50 years of collective portfolio management experience. Westport Asset Management, Inc., a Connecticut corporation controlled by Andrew J. Knuth, a co-manager of the Westport Select Cap Fund (see below), provides investment advisory services to investment companies, pension plans, endowments, foundations, and individuals. In addition, Edmund H. Nicklin, Jr., co-manager for the Westport Select Cap Fund (see below) and the portfolio manager for the Westport Fund, had more than 10 years experience managing an investment company as the portfolio manager for the Evergreen Growth and Income Fund prior to joining the Adviser in 1997.

The Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each of the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Trustees. For the fiscal year ended December 31, 2010, the Westport Select Cap Fund and Westport Fund each paid the Adviser a monthly management fee in an amount equal to 1/12th of 1.00% and 0.90%, respectively, of the average daily net assets of the relevant Fund.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the renewal of the Advisory Agreement with respect to the Funds is available in the Funds’ annual report to shareholders dated December 31, 2010.

Pursuant to a written contract between the Adviser and the Trust, on behalf of the Funds, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of each Fund (other than brokerage commissions, extraordinary items, interest and taxes) to the extent that the “Total Annual Fund Operating

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Expenses” for a class of a Fund exceeds 1.50% of the Fund’s average daily net assets attributable to that class of shares (the “Expense Limitation Agreement”). The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through April 30, 2012. The Expense Limitation Agreement provides that it terminates automatically upon the termination of the Advisory Agreement. In addition, the Adviser may voluntarily waive its fees or reimburse expenses, as it may determine, from time to time. Such voluntary waivers or reimbursements may be discontinued at any time without notice.

The Portfolio Managers

The Co-Portfolio Managers for the Westport Select Cap Fund are Mr. Nicklin and Andrew J. Knuth, whose biographical information is below. Both have served as Co-Portfolio Managers of the Westport Select Cap Fund since the Fund’s inception.

Andrew J. Knuth founded Westport Asset Management, Inc. in 1983 and is Chairman, Chief Investment Officer and a portfolio manager for the firm. He has more than 40 years of security analysis and portfolio management experience. Mr. Knuth was an organizing member of the Institutional Equity Group for Lazard Freres and Company LLC, and spent two years with them specializing in investment research for institutional clients. From 1969 through 1981, Mr. Knuth was director of research for Lieber & Company, the investment adviser to the Evergreen Funds. From 1966 to 1969, Mr. Knuth was a security analyst for Vanden Broeck, Lieber & Company. From 1962 to 1966, he was involved in portfolio management with the Mutual Benefit Life Insurance Company. Mr. Knuth holds a Bachelor’s degree in Economics from Dickinson College and a Master’s degree in Business Administration from New York University.

Together, Messrs. Knuth and Nicklin furnish a continuous investment program for the Westport Select Cap Fund, make day-to-day investment decisions for the Fund and manage the Fund’s investments in accordance with the Fund’s policies.

The Portfolio Manager for the Westport Fund is Edmund H. Nicklin, Jr. Mr. Nicklin has served as the sole Portfolio Manager of the Westport Fund since the Fund’s inception. Mr. Nicklin is a Managing Director of the Adviser and a portfolio manager for Westport Asset Management, Inc. From October 1986 to August 1997, Mr. Nicklin was the portfolio manager of the Evergreen Growth and Income Fund. Mr. Nicklin holds a Bachelor of Science in Electrical Engineering, a Master’s of Science in Management and a Ph.D. in Operations Research and Statistics from Rensselaer Polytechnic Institute, and is also a Chartered Financial Analyst.

Mr. Nicklin furnishes a continuous investment program for the Westport Fund, makes day-to-day investment decisions for the Fund and manages the Fund’s investments in accordance with the Fund’s policies.

The Funds’ Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

How to Buy and Sell Shares

Pricing of Fund Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of that Fund, is called the Fund’s net asset value (“NAV”). Each Fund’s NAV is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m.) on each day during which the NYSE is open for trading.

If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of a Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. Each Fund’s investments are valued primarily based on readily available market quotations. The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. When a security’s fair value is determined, the valuation may differ depending on the valuation method used by the Board of Trustees’ Valuation Committee, which consists of representatives of the Adviser plus each of the independent trustees. Shareholders who purchase or redeem shares when the value of one or more securities in a Fund’s portfolio have been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they would have if the securities had not been valued using the fair valuation procedures.

Cut-Off Times

Your order will be priced at the next NAV calculated after UMB Fund Services, Inc. (the “Transfer Agent”), or a financial intermediary authorized to receive such orders, receives your order in good order (see below). Purchase and redemption requests received in good order before 4:00 p.m. Eastern time by the Transfer Agent or a financial intermediary authorized to receive such orders will be priced that day. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. Purchase and redemption requests received in good order by the Transfer Agent or a financial intermediary authorized to receive such orders after the NYSE closes will be priced the following business day. If you maintain your account through a broker-dealer or other financial intermediary, it is the responsibility of the broker-dealer or financial intermediary to send your purchase or redemption order to the Transfer Agent. Your broker-dealer or financial intermediary may have an earlier cut-off time for purchase and redemption requests.

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General Purchase Policies

All orders must be received in good order. The Funds consider purchase or redemption orders to be in “good order” when all required documents are properly completed, signed and received.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

The Funds will not accept investments from foreign investors (e.g., foreign financial institutions or non-U.S. persons), and the Funds have instructed the Transfer Agent accordingly.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. If a Fund is unable to verify your identity within a reasonable time, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. Eastern time on the day in which your account is closed. If a Fund closes your account because it is unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

You may make an initial or additional purchase of shares of the Funds by mail, bank wire, or through certain financial intermediaries and broker-dealers. Additional shares may also be purchased by means of electronic funds transfer, including through the Funds’ Automatic Investment Plan. Purchase requests for a Fund account involving Automated Clearing House (“ACH”) payments on any given business day can not exceed $50,000. The purchase request(s) that exceed $50,000 will not be accepted unless previously approved by the Funds

If your order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Funds or the Transfer Agent in the transaction.

Frequent Purchases and Redemptions of Fund Shares

The Funds discourage any person who is not a long-term investor from investing in either of the Funds. The Board of Trustees has adopted policies and procedures designed to minimize frequent purchases and redemptions of Fund shares by shareholders. The Funds’ Board of Trustees believes that frequent trading (which may include market timing, short-term trading or excessive trading) of Fund shares has the potential to adversely impact the Funds and their shareholders. The Funds make investments for the long-term, and historically have had relatively low turnover of each portfolio’s holdings.

Frequent trading may dilute the value of Fund shares held by long-term shareholders, trigger gains taxable to Fund shareholders, increase brokerage and administrative costs, interfere with the efficient management of the Funds and add to Fund costs, as the Funds may be required to sell investments prematurely to raise cash to meet redemptions. The impact could be more severe for smaller sized funds such as the Westport Fund, because the frequent activity would have greater impact on each remaining long-term shareholder. The risk to long-term shareholders of the Westport Select Cap Fund may be increased because it invests in smaller capitalization companies that have less liquidity, potentially increasing transaction costs.

If the Funds reasonably believe that a person is engaging in frequent trading of Fund shares, they will make a reasonable effort to prohibit that person from further investing in the Funds. The Funds presume that a person who trades in and then out of a Fund within one month or less is engaging in frequent trading, although the Funds will consider evidence that rebuts that presumption. The Funds will examine information that is reasonably available at the time (including information supplied by third parties) and if they are able to identify a person whom the Funds deem is engaging in frequent trading of Fund shares they will make a reasonable effort to reject all future investments from such person, effectively barring the person from returning to the Funds.

The Funds apply their policies and procedures with respect to frequent trading activities by monitoring trading activity in the Funds, in an effort to identify excessive trading patterns, and prohibit shareholders who trade excessively from making further purchases of Fund shares. The Funds work with investment advisers, broker-dealers, sub-transfer agents, third party administrators and other financial intermediaries (each a “Financial Intermediary”) to identify and prevent frequent trading in Fund shares, including trading by market timers, that may occur in omnibus accounts maintained by such Financial Intermediaries. Pursuant to an information sharing agreement between the Funds and each Financial Intermediary, the Intermediary must provide the Funds or their designated service provider access to underlying investor information to assist in identifying investors whose trading violates the Trust’s restrictions on short-term trading. In addition, each Financial Intermediary must execute any instructions from the Funds to restrict or prohibit further purchases or exchanges of Fund shares by a shareholder who has been identified by the Funds as having engaged in transactions of Fund shares (directly or indirectly through the omnibus account) that violate the Trust’s restrictions on short-term trading. However, the Funds may be limited in their ability to monitor the trading activity or enforce the Funds’ frequent trading policies with respect to the customers of a Financial Intermediary, and there can be no assurance that the Funds will be able to identify and eliminate frequent trading. Subject to the foregoing, the Funds will seek to apply their policies and procedures as uniformly as possible.

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Important Notice To Financial Intermediaries

The Funds require that you identify yourself if you are a Financial Intermediary that has established omnibus accounts in the Funds for your customers. If you do not identify yourself and the Funds determine that you are a Financial Intermediary, the Funds have the right to refuse future purchases from you and will apply their policies and procedures with respect to frequent trading activities to your account(s).

Investment Minimums	Initial	Additional
Class R Accounts
Regular
Westport Select Cap Fund	$5,000	No minimum
Westport Fund	2,500	No minimum
Traditional IRAs	2,000	No minimum
Roth IRAs	2,000	No minimum
Coverdell Education Savings Account	2,000	No minimum
SEP-IRAs	2,000	No minimum
Gifts/Transfers to Minors	1,000	No minimum
Automatic Investment Plans	1,000	$100

Class I Accounts (Regular, Traditional IRA, Roth IRA, Coverdell ESAs, SEP-IRAs, Gifts/Transfers to Minors, and Automatic Investment Plans)	250,000	No minimum

The Adviser reserves the right to change the minimum amounts for initial and/or subsequent investments and may also set different investment minimums for Financial Intermediaries buying shares.

How to Contact the Westport Funds

Online	Telephone
www.westportfunds.com	1-888-593-7878

Shareholder services representatives are available Monday through Friday 6:00 a.m. to 6:00 p.m. Eastern Time. You can also reach our automated system 24 hours a day for daily share prices and account information.

By Mail
Regular Mail Delivery:
The Westport Funds
P.O. Box 2175
Milwaukee, WI 53201-2175

Overnight Delivery:
The Westport Funds
803 West Michigan Street, Suite A
Milwaukee, WI 53233-2301

Instructions for Opening or Adding to an Account

You cannot open a new account unless it is accepted by the Transfer Agent. To open a retirement or education savings account, you will also need the appropriate information kit and application.

By Telephone

Complete the appropriate application and call for instructions on how to open an account via wire. Your investment in a Fund by wire will be made at the NAV next determined after your wire is received together with a properly completed account application.

By Mail

Complete the application for the type of account you are opening. Mail the application, any other materials (such as a corporate resolution for corporate accounts) and a check. Make checks payable to the applicable Fund.

Online

Visit the Funds’ web site, complete and electronically submit the online application. You must establish telephone transaction privileges to open or add to an account online. Accounts for third parties, trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions.

Purchasing Additional Shares

By Telephone

You may add to your account via electronic funds transfer.

By Mail

Complete the additional investment form from your statement or write a note that includes the name of the account and the account number. Mail the form or note and a check.

Online

In order to conduct online transactions you must establish telephone transaction privileges. Existing shareholders that wish to add online and/or telephone privileges are required to submit a written request to the Funds. Please note that all such requests require a Medallion Signature Guarantee (see the following pages for more information regarding Medallion Signature Guarantees). Accounts for third parties, trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions. Once you have established online transaction privileges, simply visit the Funds’ web site to complete your additional purchase.

Wire

Have your bank send your investment to:

•	UMB Bank, N.A.

•	ABA Number 101000695

For credit to The Westport Funds

•	Account Number 9871691470

For further credit to:

•	(name of Fund)

•	Your Westport Funds account number

•	Name(s) of investor(s)

•	Social security or tax ID number

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Automatically - Automatic Investment Plan (“AIP”)

Complete and mail the appropriate sections of the Account Application Form and any other required materials. You can obtain the Form from our web site or by calling a shareholder services representative. The minimum initial investment for Class R shares is $1,000 and for Class I shares is $250,000 and the minimum for subsequent automatic investments is $100 per month for Class R shares and there is no minimum for subsequent automatic investments in Class I shares.

Account statements will be mailed quarterly. The Funds will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you invest through the AIP, you will receive confirmation of your purchases quarterly.

Through Your Broker-Dealer

You may maintain your account through certain Financial Intermediaries. These Financial Intermediaries may make arrangements for their customers to purchase and redeem shares of the Funds by telephone, and some Financial Intermediaries may impose a charge for their services. Financial Intermediaries are responsible for transmitting orders and payments for their customers on a timely basis.

Alternatively, if you did not make your initial purchase through a Financial Intermediary, you may purchase and redeem shares directly through the Transfer Agent without any such charges.

Instructions for Selling or Redeeming Shares

By Telephone

You may redeem shares in your account in amounts of up to $100,000 by calling the Funds, if you have elected the telephone redemption privilege. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow procedures designed to provide reasonable assurance that such instructions are genuine. If the procedures are followed, neither the Transfer Agent, the Funds’ principal underwriter, the Adviser nor the Funds will be liable for any losses due to unauthorized or fraudulent redemption requests.

Online

If you have registered for online transaction privileges, you may redeem shares online for any amount up to $100,000.

By Mail

Send the Funds a letter that includes:

•	Your name;

•	The Fund(s) name(s);

•	Your account number(s);

•	The dollar amount or number of shares to be redeemed;

•	Your daytime telephone number;

•	Signature(s) of account owners (sign exactly as the account is registered); and

•	Medallion signature guarantee (if required).

Redemption requests for amounts over $100,000 must be made in writing and a Medallion signature guarantee is required. For IRA accounts, please obtain an IRA Distribution Form by calling a shareholder services representative. If no withholding instructions are given, the Funds are required to withhold.

Through Your Broker-Dealer

You may also make redemption requests through your Financial Intermediary. Intermediaries may have differing or additional limitations or requirements and may impose fees. Contact your Financial Intermediary for more information.

Additional Policies

Medallion Signature Guarantees

A Medallion signature guarantee assures that a signature is genuine. It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons. You must obtain a Medallion signature guarantee from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States or brokerage firms that are members of the Financial Industry Regulatory Authority. Call your financial institution to see if it participates in a Medallion program. A notary public cannot provide a Medallion signature guarantee. The Funds require Medallion signature guarantees in the following circumstances, and reserve the right to require Medallion signature guarantees in other circumstances:

•	To change your designated bank account or bank address.

•	To add bank information to an existing account.

•	To request a redemption (must be made in writing) in excess of $100,000.

•	To request a wire transfer of redemption proceeds to a bank account other than the bank account of record.

•	To request redemption proceeds to be mailed to an address other than the address of record.

•	For redemptions made within 30 days of an address change.

•	For certain transactions on accounts involving executors, administrators, trustees or guardians.

•	To change registered account holders. (The shares are generally transferred to a new account. Additional legal documentation is required.)

•	To change name due to divorce or marriage (or you can provide a copy of the certified legal documents).

•	To add online and/or telephone privileges (you must have telephone transaction privileges in order to conduct online transactions).

General

The Funds will not cancel any transaction once it has been initiated and, if applicable, a reference or confirmation number has been assigned.

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Purchasing Shares

•	Purchases must be made in U.S. dollars.

•	The Funds do not accept cash, money orders, third party checks, travelers checks, credit card or convenience checks, checks drawn on banks outside the U.S. or other checks deemed to be high risk.

•	The Funds reserve the right to stop selling shares at any time and to reject any purchase request.

•	Purchase requests made by telephone will only be accepted for accounts that have provided bank information to allow electronic funds transfer from the ACH.

•
Purchase requests for a Fund account involving ACH payments on any given business day can not exceed $50,000. The purchase request(s) that exceed $50,000 will not be accepted unless previously approved by the Funds.

AIP

•
You may arrange to make automatic monthly purchases of $100 or more for Class R shares. There is no charge to shareholders for using this plan. The amount you specify will automatically be invested in shares at the relevant Fund’s NAV next determined after payment is received by the Transfer Agent.

•
You may elect to have your automatic purchase made on the 5th and/or the 20th day of each month. If no choice is specified, your automatic purchase will be made on the 5th day of each month. If these dates fall on a weekend or holiday, purchases will be made on the next business day.

•
The Transfer Agent must receive your signed Account Application Form and an unsigned, voided check or deposit slip at least 14 days prior to your first automatic purchase. Your financial institution must be a member of the ACH.

•
When your AIP has been established, the bank or financial institution you designate can begin debiting a preauthorized amount from your account on a specified date to purchase shares for your Fund account.

•	A $20 fee will be assessed if your automatic purchase cannot be made for any reason.

•	Instructions to change your AIP must be received at least seven business days prior to your next regularly scheduled purchase in order to be honored for that purchase.

•	If you redeem an account with an AIP to a zero balance, the plan will be discontinued.

Additional Information about Selling (Redeeming) Shares

•	You must have properly elected the telephone privilege in order to redeem shares online and/or by telephone. Telephone and online redemption requests are not available for retirement accounts.

•	Written requests must be signed in exactly the same way as the account is registered (if there is more than one owner of the shares, all owners must sign).

•	Redemption requests made within 30 days of an address change must be made in writing and require a Medallion signature guarantee.

•
You may redeem shares in your account in amounts up to $100,000 by telephone or online. Redemption requests for amounts over $100,000 must be made in writing and require a Medallion signature guarantee.

•
Redemption for amounts over $5,000 can be sent by wire ($15 fee) or electronic funds transfer to your preauthorized bank account. Redemptions for amounts less than $5,000 will be made by check or ACH. The Funds will mail checks to the address on your account.

•	Redemption requests from corporations, executors, administrators, trustees and guardians may require additional documentation and a Medallion signature guarantee.

•	If the account is worth less than the amount requested, the entire value of the account will be redeemed.

•	The Funds reserve the right to reject or delay payment of a redemption as permitted by law.

Systematic Withdrawal Plan (“SWP”)

•
You may arrange to make automatic monthly or quarterly redemptions of $100 or more. There is no charge to shareholders for using this plan. If you are thinking about this plan, you should consult your tax advisor.

•
Your Fund account balance must be at least $10,000 at the time you begin participation in the plan. You may choose either the 5th and/or the 20th day of the month to have systematic withdrawals distributed to you. If no choice is specified, your SWP will be made on the 5th day of each month. If the day falls on a weekend or legal holiday, the distribution will be made on the next business day.

•	You may terminate the SWP at any time without charge or penalty.

•	The Funds reserve the right to terminate or modify the plan.

•	Depending on the amounts withdrawn, systematic withdrawals may deplete your principal.

•	If your balance is below the systematic withdrawal amount, the entire balance will be distributed and the plan will be discontinued.

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Other Redemption Information

The proceeds of a redemption of shares may be more or less than the purchase price of the shares and, therefore, a redemption may result in a gain or loss for Federal income tax purposes. Checks for redemption proceeds normally will be mailed, and bank wire or ACH redemption payments will normally be made, within seven days, but will not be mailed until all checks (including certified checks) in payment for the purchase of the shares to be redeemed have been cleared, generally within 15 days after investment. Unless other instructions are given, a check for the proceeds of a redemption will be sent to your address of record.

We may suspend the right of redemption during any period when (i) trading on the NYSE is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension, or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of a Fund not reasonably practicable.

Small Accounts

To be in a position to eliminate excessive expenses, we reserve the right to redeem, upon not less than 30 days’ notice, all shares of a Fund in an account (other than an IRA, Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial account, Coverdell ESA, or AIP account) which has a value below $1,000. However, you will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Redemptions In-Kind

Proceeds of redemptions normally are paid by check, electronic transfer, ACH or bank wire. However, payments may be made wholly or partially in portfolio securities if the Board of Trustees determines that payment in cash would be detrimental to the best interests of a Fund. In the event of a redemption in-kind, the shareholder may pay transaction costs to dispose of the securities received.

Retirement Plans and Other Tax-Deferred Accounts

The Funds can be used as a funding vehicle for Traditional and Roth IRAs, Coverdell Education Savings Accounts and other retirement plans.

For certain investors, contributions to Traditional IRAs may be deductible for federal income tax purposes and become taxable only upon withdrawal. In addition, income and capital gains grow tax deferred within the Traditional IRA. Contributions to Roth IRAs are not deductible, but distributions (including earnings) can be tax free if certain circumstances exist.

In general, for 2011, the maximum contribution limit per individual for a Traditional or Roth IRA is the lesser of $5,000 per year or 100 percent of taxable compensation. (An individual with a non-working spouse may establish a separate IRA for the spouse for a total contribution of up to $10,000, provided that no more than $5,000 is contributed to the IRA of either spouse.) For 2011, catch up contributions of $1,000 may be permitted if you meet the eligibility requirements for contributions and have reached the age of 50 by the end of the taxable year you are making the catch up contribution.

The deductibility of a 2011 Traditional IRA contribution (including catch up contributions) may be reduced or eliminated if the individual or, in the case of a married individual, the individual’s spouse is an active participant in an employer-maintained retirement plan. If an individual is not an active participant, but his or her spouse is, the amount of IRA contributions that can be deducted will be phased out if the combined modified adjusted gross income (“MAGI”) is more than $169,000 but less than $179,000. For a single taxpayer who is an active participant in an employer maintained plan, the MAGI at which the amount of IRA contributions that may be deducted begins to phase out is $56,000. For married taxpayers filing a joint tax return and where both taxpayers are active participants in an employer maintained plan, the MAGI at which the amount of IRA contributions that may be deducted begins to phase out is $90,000. For married individuals filing separate tax returns who: (1) did not live together at any time during the tax year and neither was an active participant in an employer plan, both individuals may make fully deductible IRA contributions, (2) did not live together but either spouse was an active participant in an employer plan, then each spouse must use the single filer threshold amounts (described above) to determine contribution deductibility, (3) lived together during the tax year and neither was an active participant in an employer plan, both individuals may make fully deductible IRA contributions, or (4) lived together during the tax year and either spouse was an active participant in an employer plan, then each spouse must use the threshold amounts of $0 to $10,000 to determine contribution deductibility.

The amount that an individual is eligible to contribute to a Roth IRA may be reduced or eliminated depending on his or her MAGI. Single individuals with MAGI of less than $107,000 may contribute the maximum contribution limit. If the single individual’s MAGI is at least $107,000 but less than $122,000, he or she may make a partial contribution. If a single individual has MAGI of $122,000 or more he or she may not contribute. Married individuals filing jointly with joint MAGI of less than $169,000 may contribute the maximum contribution limit. If the married individuals’ joint MAGI is at least $169,000 but less than $179,000, they may make a partial contribution. If their MAGI is $179,000 or more they may not contribute. Married individuals filing separate tax returns who: (1) did not live together at any time during the tax year must use the single filer threshold amounts (described above) to determine contribution eligibility or (2) lived with their spouse at any time during the year with MAGI of more than $0 but less than $10,000 may make a partial contribution. If their MAGI is $10,000 or more they may not contribute.

An individual IRA for which UMB Bank, n.a. acts as the custodian also accepts the eligible rollover distribution (“ERD”) of a lump sum distribution from a qualified retirement plan. A direct ERD made to an IRA will postpone Federal income tax and avoid certain mandatory tax withholding on the distribution. If a plan participant

17

receives a distribution directly from his or her qualified retirement plan there is a mandatory withholding of 20%. The participant has up to 60 days after receipt to deposit all or part of the distribution into an IRA. Any amount not deposited will be subject to a early withdrawal penalty of 10%. As of January 1, 2008, direct rollovers (and conversions) from a qualified retirement plan to a Roth IRA are permitted, provided that certain limits on MAGI are met. For years beginning after December 31, 2009, income limits do not apply to conversions to a Roth IRA. Such conversions are generally taxable.

Withdrawals from a Traditional IRA are taxed as ordinary income (excluding the portion, if any, of the withdrawal considered a return of nondeductible IRA contributions). Such withdrawals may be made without Federal tax penalty after the IRA holder reaches age 59½, and must commence by April 1st following the year the IRA holder reaches age 70½. Withdrawals before age 59½ (that do not meet any other exception) or the failure to commence withdrawals on a timely basis after age 70½ may result in the imposition of certain Federal tax penalties.

When distributions are made from a Roth IRA, all nondeductible contribution amounts are treated as distributed first and are not subject to Federal income taxes or penalties, regardless of age. Once all nondeductible contributions have been distributed, the remaining amount credited to the Roth IRA account may be withdrawn without being subject to Federal income taxes or penalties if the withdrawal is considered a qualified distribution. A qualified distribution is a distribution that is made after the five-year period beginning with the first day of the year for which a contribution or conversion was first made to a Roth IRA and is made after attainment of age 59½, disability, or death or is a qualified first-time homebuyer distribution. If the distribution is not qualified, any earnings distributed will be subject to Federal income taxes and possibly to the additional tax on early distributions. While alive, the Roth IRA holder is not required to take distributions.

A Coverdell Education Savings Account (“Coverdell ESA”) (formerly called an Education IRA) is an account to which an eligible person may contribute up to $2,000 for the purpose of paying qualified education expenses of a beneficiary who, in the year of the contribution, has not yet attained 18 years of age (the age 18 restriction is waived for individuals identified as having special needs). There is no requirement that an individual contributing to a Coverdell ESA has taxable compensation; however an individual cannot contribute if the individual’s MAGI exceeds certain income thresholds. Married individuals filing jointly with MAGI of less than $190,000 and all other individuals with MAGI of less than $95,000 are eligible to contribute the full $2,000 per designated beneficiary. The maximum contribution of $2,000 is phased out for married individuals filing jointly with MAGI between $190,000 and $220,000 and for all other individuals with MAGI between $95,000 and $110,000.

To determine your eligibility for an IRA or Coverdell ESA contribution, or to learn more about distribution requirements, please call 1-888-593-7878 or write to The Westport Funds to obtain a Fund’s IRA or Coverdell ESA custodial agreements and disclosure statements.

Shareholder Services

The Trust has adopted a shareholder services plan with respect to the Class R shares of each Fund providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust (or the Trust’s agents) may enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the Transfer Agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. The actual aggregate shareholder servicing fees paid by each Fund with respect to its Class R shares during the fiscal year ending December 31, 2011 may be more or less than the amount shown in the fee table for the Fund.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing sub-accounting services for shares of a Fund held beneficially; and providing such other services as the Trust or shareholders may request.

Other Payments to Financial Intermediaries

In addition to payments made pursuant to the Funds’ shareholder servicing plan with respect to Class R shares of the Funds, the Funds may make additional payments from Fund assets to Financial Intermediaries for sub-administration, sub-transfer agency or other shareholder services provided to Class R and Class I shareholders whose shares are held of record in certain omnibus accounts and other group accounts (e.g., a fund “supermarket” account). The Adviser may, from time to time, make payments for certain shareholder services or for distribution. These payments are made out of the Adviser’s own resources without additional cost to the Funds or their shareholders.

Quarterly Portfolio Holdings Disclosure

Within thirty (30) days following the end of each calendar quarter, each Fund will make available a complete uncertified schedule of its portfolio holdings as of the last day of the preceding quarter. You may view each Fund’s most recently released uncertified quarterly schedule of portfolio holdings online at www.westportfunds.com or request a hard copy at no charge by calling 1-888-593-7878. In addition, the Trust files a complete certified listing of portfolio holdings for each Fund with the SEC as of the end of each quarter of each fiscal year on Form N-Q (first and third quarters) or Form N-CSR (second and fourth quarters). Filings on Form N-Q and Form N-CSR are made within sixty (60) days following the end of each quarter. The complete listings: (i) are available on the SEC’s web site at http://www.sec.gov; (ii) may be reviewed and copied at

18

the SEC’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-888-593-7878. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A description of the Trust’s policies and procedures with respect to disclosure of each Fund’s portfolio holdings is available in the Funds’ Statement of Additional Information.

Dividends and Distributions

We will make distributions at least annually from the investment company taxable income of each Fund. Net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are also expected to be distributed at least annually. Investment company taxable income of a Fund consists of all of that Fund’s taxable income other than the excess, if any, of net long-term capital gains over net short-term capital losses, reduced by deductible expenses of that Fund. The Fund’s expenses are accrued daily. Unless you elect to have dividends and distributions paid in cash, your dividends and distributions will be reinvested in additional shares of the relevant Fund.

Taxes

The following discussion is intended for general information only. You should consult with your own tax advisor as to the tax consequences of an investment in a Fund, including the status of distributions under applicable state or local law.

Federal Income Taxes. Each Fund intends to elect and qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and in a timely manner distributes all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax.

Dividends paid out of a Fund’s investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Although a portion of the dividends paid by a Fund may be eligible for the corporate dividends-received deduction and/or the 15% maximum rate for qualified dividends, it is not expected that such portion will be significant. The favorable treatment of qualified dividends is scheduled to expire after 2012.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable at the applicable long-term capital gains rate, regardless of how long you have held a Fund’s shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional shares of a Fund.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to you in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Each year, we will notify you of the tax status of dividends and distributions.

Upon the sale or other disposition of shares of a Fund, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon your holding period for the shares.

We may be required to withhold U.S. federal income tax (currently at the rate of 28% and currently scheduled to increase to 31% after 2012) of all taxable distributions payable if you:

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the IRS that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Further information relating to tax consequences is contained in the Statement of Additional Information.

State and Local Taxes. A Fund’s distributions also may be subject to state and local taxes. You should consult your own tax advisor regarding the particular tax consequences of an investment in a Fund.

Other Shareholder Information

Emergencies

The Funds or their agents may, in case of emergency, temporarily suspend telephone and online transactions and other shareholder services. It may be difficult to reach the Funds by telephone during periods of substantial economic or market change or in emergency situations. Under these circumstances, you may wish to consider purchasing, redeeming or exchanging shares by mail or overnight express delivery.

Funds’ Web Site

You can obtain the Funds’ most current prospectus and shareholder reports, as well as current performance information, applications and other information about the Funds by visiting the Funds’ website at www.westportfunds.com.

In addition, you may enroll on the Funds’ web site to establish online transaction privileges, which will enable you to buy or redeem shares of the Funds online. In order to conduct online transactions, you must establish telephone transaction privileges. You will be required to enter into a user’s agreement during the enrollment process in order to initiate online transaction privileges. Payment for the purchase of shares online may be made only through an ACH debit of your bank account. Therefore, to purchase shares online, you must also have ACH instructions on your account. If you open an account online, any redemption proceeds will be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check, wire or ACH transfer to the address or bank account of record.

You should be aware that the Internet is an unsecured, unstable and unregulated environment. Your ability to use the Funds’ web site for transactions is dependent upon the Internet and equipment,

19

software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their distributor and their Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the Funds’ web site is unavailable for transactions or other purposes. Should this occur, you should consider buying or selling Fund shares by another method. Neither the Funds, nor their Transfer Agent or distributor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information. In addition, neither the Funds, nor their Transfer Agent or distributor will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

Address Changes

To change the address on your account call a shareholder services representative or send a written request signed by all account owners. Include the name of the Fund(s) in which you own shares, the account number(s), the name(s) on the account and both the old and new addresses.

Shareholder Reports

Annual reports are dated December 31, the close of the Funds’ fiscal year, and contain important information about the Funds, including the market conditions and investment strategies that affected performance during the period, portfolio holdings and audited financial statements. Semi-annual reports are dated June 30 and contain information about the Funds’ performance and portfolio holdings as well as unaudited financial statements.

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call the Transfer Agent at 1-888-593-7878. We will begin sending you individual copies 30 days after receiving your request.

Additional copies of shareholder reports are available by downloading them from our web site or calling a shareholder services representative.

Shareholder Statements

We may consolidate statements for accounts with the same address and social security number. If you would like to receive individual account statements, please call or write to the Transfer Agent. We will begin sending you individual account statements 30 days after receiving your request.

Verification of Account Statements

You must contact The Westport Funds in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within 60 days after the confirmation statement date.

Responsibility for Fraud

The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions, provided that reasonable procedures to prevent fraudulent transactions have been followed. Procedures to reasonably assure that instructions are genuine include requesting verification of various pieces of personal and account information, recording telephone transactions, confirming transactions in writing and restricting transmittal of redemption proceeds to preauthorized destinations.

Insufficient Funds Policy

The Funds reserve the right to cancel a purchase if a check or electronic funds transfer does not clear your bank. The Funds will charge your account a $20 fee and you will be responsible for any losses or fees imposed by your bank and any losses that may be incurred by the Funds as a result of the canceled purchase. If you are already a shareholder in the Funds, the Funds may redeem shares in your account(s) to cover losses due to fluctuations in share price.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the most recent five year period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements, is included in the current annual report, which is available upon request.

Westport Select Cap Fund

Per Share Data for a Share Outstanding Throughout Each Year
	CLASS R
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
Net asset value at beginning of year	$19.97	$15.70	$23.31	$24.56	$24.16

Income (loss) from investment operations:
Net investment income (loss)	(0.17)	(0.09)	(0.13)	0.11	0.01
Net realized and unrealized gains (losses) on investments	4.89	4.65	(7.48)	1.47	3.00
Total from investment operations	4.72	4.56	(7.61)	1.58	3.01

Less distributions:
From net investment income	—	—	—	(0.14)	(0.01)
From net realized gains	—	(0.29)	—	(2.69)	(2.59)
From return of capital	—	—	—	—	(0.01)
Total Distributions	—	(0.29)	—	(2.83)	(2.61)

Net asset value at end of year	$24.69	$19.97	$15.70	$23.31	$24.56

Total return	23.64%	28.99%	(32.65%)	6.38%	12.41%

Net assets at end of year (000’s)	$336,360	$274,861	$301,444	$444,327	$439,959

Ratio of net expenses to average net assets	1.36%	1.37%	1.37%	1.33%	1.32%

Ratio of net investment income (loss) to average net assets	(0.68%)	(0.48%)	(0.60%)	0.41%	0.02%

Portfolio turnover rate	13%	6%	4%	6%	7%

Per Share Data for a Share Outstanding Throughout Each Year
	CLASS I
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
Net asset value at beginning of year	$20.48	$16.07	$23.80	$24.97	$24.52

Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)	(0.08)	0.18	0.04
Net realized and unrealized gains (losses) on investments	5.01	4.75	(7.65)	1.50	3.07
Total from investment operations	4.90	4.70	(7.73)	1.68	3.11

Less distributions:
From net investment income	—	—	—	(0.16)	(0.04)
From net realized gains	—	(0.29)	—	(2.69)	(2.59)
From return of capital	—	—	—	—	(0.03)
Total Distributions	—	(0.29)	—	(2.85)	(2.66)

Net asset value at end of year	$25.38	$20.48	$16.07	$23.80	$24.97

Total return	23.93%	29.20%	(32.48%)	6.68%	12.69%

Net assets at end of year (000’s)	$518,266	$446,963	$346,754	$506,201	$579,405

Ratio of net expenses to average net assets	1.14%	1.15%	1.15%	1.11%	1.09%

Ratio of net investment income (loss) to average net assets	(0.46%)	(0.25%)	(0.38%)	0.62%	0.13%

Portfolio turnover rate	13%	6%	4%	6%	7%

21

Westport Fund

Per Share Data for a Share Outstanding Throughout Each Year
	CLASS R
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
Net asset value at beginning of year	$19.39	$14.67	$21.11	$19.21	$18.87

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.04)	(0.04)	0.04	(0.16)
Net realized and unrealized gains (losses) on investments	3.91	4.76	(6.35)	2.60	2.67
Total from investment operations	3.89	4.72	(6.39)	2.64	2.51

Less distributions:
From net investment income	—	—	—	(0.04)	—
From net realized gains	—	—	(0.05)	(0.70)	(2.17)
Total Distributions	—	—	(0.05)	(0.74)	(2.17)

Net asset value at end of year	$23.28	$19.39	$14.67	$21.11	$19.21

Total return	20.06%	32.17%	(30.28%)	13.71%	13.27%

Net assets at end of year (000’s)	$273,473	$193,620	$92,583	$41,975	$34,879

Ratio of net expenses to average net assets	1.27%	1.31%	1.37%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	(0.08%)	(0.25%)	(0.35%)	0.21%	(0.67%)

Portfolio turnover rate	1%	5%	3%	9%	1%

Per Share Data for a Share Outstanding Throughout Each Year
	CLASS I
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
Net asset value at beginning of year	$19.35	$14.63	$21.03	$19.14	$18.80

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.01)	(0.04)	0.04	(0.10)
Net realized and unrealized gains (losses) on investments	3.92	4.73	(6.31)	2.59	2.61
Total from investment operations	3.94	4.72	(6.35)	2.63	2.51

Less distributions:
From net investment income	—	—	—	(0.04)	—
From net realized gains	—	—	(0.05)	(0.70)	(2.17)
Total Distributions	—	—	(0.05)	(0.74)	(2.17)

Net asset value at end of year	$23.29	$19.35	$14.63	$21.03	$19.14

Total return	20.36%	32.26%	(30.20%)	13.73%	13.32%

Net assets at end of year (000’s)	$84,063	$50,371	$16,436	$16,585	$13,570

Ratio of net expenses to average net assets	1.08%	1.15%	1.29%	1.48%	1.45%

Ratio of net investment income (loss) to average net assets	0.12%	(0.07%)	(0.28%)	0.22%	(0.62%)

Portfolio turnover rate	1%	5%	3%	9%	1%

22

The Westport Funds

Westport Select Cap Fund Westport Fund	Counsel Dechert LLP
Investment Adviser Westport Advisers, LLC	Independent Registered Public Accounting Firm Tait, Weller & Baker LLP
Administrator UMB Fund Services, Inc.	Transfer Agent and Dividend Disbursing Agent UMB Fund Services, Inc.
Distributor UMB Distribution Services, LLC	Custodian UMB Bank, n.a.

Where to Get Additional Information

If you would like additional information about The Westport Funds, the following documents are available to you without any charge, upon request:

•
Annual/Semi-Annual Reports — Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

•
Statement of Additional Information — Additional information about the Funds’ structure and operations can be found in the Statement of Additional Information. The information presented in the Statement of Additional Information is incorporated by reference into the prospectus and is legally considered to be part of this prospectus.

To request a free copy of any of the materials described above, or to make any other inquiries, please contact us:

By Telephone	1-888-593-7878
By Mail	The Westport Funds
P.O. Box 2175
Milwaukee, WI 53201-2175
By Internet	www.westportfunds.com

Reports and other information about the Funds (including the Funds’ Statement of Additional Information) may also be obtained from the SEC:

•
By going to the SEC’s Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

•	By accessing the EDGAR Database on the SEC’s web site at http://www.sec.gov where you can view, download and print the information.

•
By electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520 where, upon payment of a duplicating fee, copies of the information will be sent to you.

Investment Company Act File No. 811-08359.

23

Statement of Additional Information

The Westport Funds

Westport Select Cap Fund

Class R Shares – WPSRX

Class I Shares – WPSCX

Westport Fund

Class R Shares – WPFRX

Class I Shares – WPFIX

May 1, 2011

253 Riverside Avenue

Westport, Connecticut 06880

1-888-593-7878

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of The Westport Funds dated May 1, 2011 (the “Prospectus”), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling The Westport Funds at the address and telephone number given above. This Statement of Additional Information is incorporated by reference in its entirety in the Prospectus. The financial statements and notes contained in the Funds’ most recent annual report are incorporated by reference into this Statement of Additional Information. Copies of the Prospectus, Statement of Additional Information and any annual and semi-annual reports may be obtained without charge by writing the address or calling the phone number shown above.

TABLE OF CONTENTS

SECURITIES, INVESTMENT STRATEGIES AND RELATED RISKS	1
Equity Securities	1
U.S. Government Securities	1
American Depositary Receipts (“ADRs”)	1
Foreign Securities	1
Securities of Other Investment Companies	2
Convertible Securities	2
Lower-Grade Securities	2
Rights and Warrants	2
When-Issued Securities	2
Repurchase Agreements	2
Illiquid and Restricted Securities	3
Loans of Portfolio Securities	3
HEDGING	3
Stock Index Futures	3
Writing Call Options	4
Writing Put Options	4
Purchasing Puts and Calls	5
Regulatory Aspects of Hedging Instruments	5
Additional Information About Hedging	6
Special Risk Factors in Hedging	6
FUND POLICIES	7
Fundamental Policies	7
Fundamental Restrictions	7
Temporary Defensive Positions	8
MANAGEMENT OF THE FUNDS	8
Leadership of the Board of Trustees and Oversight of Fund Risk	10
Experience of the Trustees	10
Committees of the Board of Trustees	11
Fund Ownership of the Trustees	11
Compensation of Trustees and Certain Officers	11
Personal Trading	12
Proxy Voting Policies and Procedures	12
Quarterly Portfolio Holdings Disclosure	13
INVESTMENT ADVISORY AND OTHER SERVICES	14
Investment Adviser	14
Portfolio Managers Compensation	14
Portfolio Manager Holdings	15
Other Accounts Managed	15
Administrator and Fund Accountant	16
Distributor	16
Custodian	16
Transfer Agent and Dividend Disbursing Agent	16

ii

DETERMINATION OF NET ASSET VALUE	17
ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTION OF SHARES	17
Cut-Off Time for Purchase and Redemption Orders	17
Purchases In-Kind	17
Redemptions In-Kind	18
PORTFOLIO TURNOVER	18
PORTFOLIO TRANSACTIONS AND BROKERAGE	18
ORGANIZATION OF THE TRUST AND A DESCRIPTION OF THE SHARES	19
TAXATION	21
Taxation of the Funds	21
Distributions	21
Sale of Shares	22
Original Issue Discount Securities	22
Market Discount Bonds	22
Options and Hedging Transactions	22
Currency Fluctuations - “Section 988” Gains or Losses	23
Foreign Withholding Taxes	23
Backup Withholding	23
Foreign Shareholders	23
Other Taxation	24
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	24
FINANCIAL STATEMENTS	24
APPENDIX A DESCRIPTION OF BOND RATINGS	A-1

iii

STATEMENT OF ADDITIONAL INFORMATION

The Westport Funds (the “Trust”) is a no-load, open-end, management investment company organized as a Delaware statutory trust on September 17, 1997, and is composed of two diversified series: the Westport Select Cap Fund and the Westport Fund (each a “Fund” and, collectively, the “Funds”).

Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. No investment in the shares of the Funds should be made without first reading the Prospectus.

SECURITIES, INVESTMENT STRATEGIES AND RELATED RISKS

The following descriptions supplement the descriptions of the investment goals, strategies and related risks of each Fund as set forth in the Prospectus.

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this Statement of Additional Information, each Fund may invest in any of the following securities or pursue any of the following investment strategies.

Equity Securities

Equity securities include common and preferred stock, convertible securities, and warrants. Common stock represents an equity or ownership interest in a company. Although this interest often gives a Fund the right to vote on measures affecting the company’s organization and operations, neither Fund intends to exercise control over the management of companies in which it invests. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments.

The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

U.S. Government Securities

U.S. Treasury obligations are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the “full faith and credit” of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others are supported only by the credit of the instrumentality. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency of instrumentality does not meet its commitment. The Funds will invest in the securities of such agencies or instrumentalities only when Westport Advisers, LLC, the Funds’ investment adviser (the “Adviser”), is satisfied that the credit risk with respect to such instrumentality is minimal.

American Depositary Receipts (“ADRs”)

A Fund may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. In a “sponsored” ADR, the foreign issuer typically bears certain expenses of maintaining the ADR facility.

“Unsponsored” ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Foreign Securities

The Funds may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All such securities are referred to as “foreign securities.”

Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If a Fund’s portfolio securities are held abroad, the countries in which they may be held and the sub-custodians or depositories holding them must be approved by the Trust’s Board of Trustees to the extent that approval is required under applicable rules of the Securities and Exchange Commission (“SEC”).

Investments in foreign securities present special additional risks and considerations not typically associated with investments in domestic securities: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less trading volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits and obtaining judgments in foreign courts; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Securities of Other Investment Companies

A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.

Convertible Securities

The Funds may invest in preferred stocks or fixed-income securities which are convertible into common stock. Convertible securities are securities that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The value of a convertible security is a function of its “investment value” (its value as if it did not have a conversion privilege), and its “conversion value” (the security’s worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

Lower-Grade Securities

Each Fund may invest up to 10% of its total assets in lower-grade securities. Lower-grade securities (commonly known as “junk bonds”) are rated less than “BBB” by Standard & Poor’s Ratings Service, a division of the McGraw Hill Companies, Inc. (“S&P”), or less than “Baa” by Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable rating from another rating organization. If unrated, the security is determined by the Adviser to be of comparable quality to securities rated less than investment grade.

High yield, lower-grade securities, whether rated or unrated, have special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and, therefore, they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer’s earnings may be insufficient to make the payments of interest due on the bonds. The issuer’s low creditworthiness may increase the potential for its insolvency. For more information about the rating systems of Moody’s and S&P, see Appendix A to this Statement of Additional Information.

Rights and Warrants

Warrants are basically options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund’s entire investment therein).

Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

When-Issued Securities

The Funds may take advantage of offerings of eligible portfolio securities on a “when-issued” basis where delivery of and payment for such securities takes place sometime after the transaction date on terms established on such date. The Funds will only make when-issued commitments on eligible securities with the intention of actually acquiring the securities. During the period between the purchase and settlement, the underlying securities are subject to market fluctuations and no interest accrues prior to delivery of the securities. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments will not be made if, as a result, more than 15% of the net assets of a Fund would be so committed.

Repurchase Agreements

The Funds may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities. In a repurchase transaction, a Fund acquires a security from, and simultaneously agrees to resell it to, an approved vendor. An “approved vendor” is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer that has been designated a primary dealer in government securities that must meet credit requirements set by the Trust’s Board of Trustees from time to time. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. If the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. There is no limit on the amount of a Fund’s net assets that may be subject to repurchase agreements of seven days or less. Repurchase agreements with a maturity beyond seven days are subject to a Fund’s limitations on investments in illiquid and restricted securities.

Illiquid and Restricted Securities

As a non-fundamental investment policy, a Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

Over-the-counter options, repurchase agreements not entitling the holder to payment of principal in seven days, and certain “restricted securities” may be illiquid. A security is restricted if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate a lack of liquidity for the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), or another exemption from registration under such Act, the Adviser may determine that the security is liquid under guidelines adopted by the Board of Trustees. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. The Funds treat such holdings as illiquid.

To enable the Funds to sell restricted securities not registered under the 1933 Act, the Funds may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by a Fund with the issuer at the time such securities are purchased by such Fund, if such registration is required before such securities may be sold publicly. Securities having contractual restrictions on their resale might limit a Fund’s ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

Loans of Portfolio Securities

To attempt to increase its total return, a Fund may lend its portfolio securities to certain types of eligible borrowers approved by the Board of Trustees subject to the restrictions stated in the Prospectus and this Statement of Additional Information. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit, or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Funds. The terms of each Fund’s loans must meet applicable tests under the Internal Revenue Code of 1986, as amended (the “Code”), and must permit a Fund to reacquire loaned securities on five days’ notice or in time to vote on any important matter. There are some risks in connection with securities lending. For example, a Fund might experience a delay in receiving additional collateral to secure a loan or a delay in recovery of the loaned securities. A Fund might experience a loss if a financial institution defaults on the loan.

Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the lending Fund must terminate the loan and vote the securities. Alternatively, the lending Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. Each Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower at any time. Each lending Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

HEDGING

As described below, a Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on securities, futures and broadly-based stock indices. These are all referred to as “hedging instruments.” The Funds do not use hedging instruments for speculative purposes. The hedging instruments the Funds may use and the limits on their use are described below. In the future, a Fund may employ hedging instruments and strategies that are not presently contemplated, but which may be subsequently developed, to the extent such investment methods are consistent with such Fund’s investment goals, and are legally permissible. There can be no assurance that the Fund will use hedging instruments to hedge any particular position or risk, nor can there be any assurance that a hedging instrument, if employed, will be successful.

A Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge a Fund’s portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase a Fund’s exposure to the securities market.

Additional information about the hedging instruments that a Fund may use is provided below.

Stock Index Futures

A Fund may invest in stock index futures only if they relate to broadly based stock indices. A stock index is considered to be broadly based if it includes stocks that are not limited to issues in any particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks.

Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by a Fund on the purchase or sale of a stock index future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment, in cash or U.S. Treasury bills, with the futures commission merchant (the “futures broker”). Initial margin payments will be deposited with the Fund’s custodian, UMB Bank, n.a. (the “Custodian”), in an account registered in the futures broker’s name; however, the futures broker can gain access to that account only under certain specified conditions. As the future is marked-to-market (that is, its value on the Fund’s books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

At any time prior to the expiration of the future, a Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the future for tax purposes. Although stock index futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

Writing Call Options

A Fund may write covered calls. When a Fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a “closing purchase transaction.” A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call a Fund has written is more or less than the price of the call such Fund subsequently purchased. A profit may also be realized if the call lapses unexercised because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, as are premiums on lapsed calls, and when distributed by a Fund are taxable as ordinary income. If a Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

A Fund may also write calls on futures without owning a futures contract of deliverable securities, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar value of deliverable securities or liquid assets. Each Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. In no circumstances would an exercise notice as to a future put a Fund in a short futures position.

Writing Put Options

A put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Fund as writing a covered call. The premium a Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

When writing put options on securities, to secure its obligation to pay for the underlying security, a Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through whom such option was sold, requiring the Fund to exchange currency at the specified rate of exchange (in the context of puts on currencies) or to take delivery of the underlying security against payment of the exercise price. The Fund may have no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by that Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As stated above for writing covered calls, any and all such profits described herein from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by a Fund, are taxable as ordinary income.

The Trustees have adopted a non-fundamental policy that each Fund may write covered call options or write covered put options with respect to not more than 5% of the value of its net assets. Similarly, each Fund may only purchase call options and put options with a value of up to 5% of its net assets.

Purchasing Puts and Calls

A Fund may purchase calls to protect against the possibility that the Fund’s portfolio will not participate in an anticipated rise in the securities market. When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, a Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.

When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Fund owns (a “protective put”) enables that Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration and the Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

Puts and calls on broadly-based stock indices or stock index futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements of individual securities or futures contracts. When a Fund buys a call on a stock index or stock index future, it pays a premium. If a Fund exercises the call during the call period, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the stock index or stock index future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the “multiplier”) which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or stock index future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund’s exercise of its put, to deliver cash to the Fund to settle the put if the closing level of the stock index or stock index future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

When a Fund purchases a put on a stock index, or on a stock index future not owned by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities the Fund holds. The Fund can either resell the put or, in the case of a put on a stock index future, buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

Each Fund’s options activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by a Fund may cause that Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within each Fund’s control, holding a put might cause a Fund to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a call, put or an underlying investment in connection with the exercise of a put or call. Those commissions may be higher than the commissions for direct purchases or sales of the underlying investments.

Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund’s net asset value being more sensitive to changes in the value of the underlying investments.

Regulatory Aspects of Hedging Instruments

The Funds are required to operate within certain guidelines and restrictions with respect to its use of futures and options thereon as established by the Commodities Futures Trading Commission (the “CFTC”). In particular, each Fund is excluded from registration as a “commodity pool operator” if it complies with the requirements of Rule 4.5 adopted by the CFTC. Under this rule, neither Fund is limited regarding the percentage of its assets committed to futures margins and related options premiums subject to a hedge position. However, aggregate initial futures margins and related options premiums are limited to 5% or less of each Fund’s net asset value for other than bona fide hedging strategies employed by each Fund within the meaning and intent of applicable provisions of the Commodity Exchange Act and CFTC regulations thereunder.

Transactions in options by the Funds are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Funds (or an adviser that is an affiliate of the Funds’ Adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Due to requirements under the 1940 Act, when a Fund purchases a stock index future, the Fund will maintain, in a segregated account or account with its Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such future, less the margin deposit applicable to it.

Additional Information About Hedging

The Funds’ Custodian or a securities depository acting for the Custodian, will act as the Funds’ escrow agent, through the facilities of Options Clearing Corporation (“OCC”), as to the investments on which the Funds have written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Funds’ entering into a closing transaction. An option position may be closed out only on a market, which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

When a Fund writes an over-the-counter (“OTC”) option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which such Fund would have the absolute right to purchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is “in-the-money”). When a Fund writes an OTC option, it will treat it as illiquid (for purposes of the limit on its assets that may be invested in the illiquid securities) the marked-to-market value of any OTC option held by it. The procedure described above could be affected by the outcome of that evaluation. A Fund’s option activities may affect its turnover rate and brokerage commissions. The exercise by a Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within a Fund’s control, holding a put might cause a Fund to sell the related investments for reasons which would not exist in the absence of the put. Each Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading options could result in a Fund’s net asset value being more sensitive to changes in the value of the underlying investments.

Special Risk Factors in Hedging

Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund’s return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option. In addition, futures contracts sales involve the risk of theoretically unlimited loss.

Options trading involves the payment of premiums and has special tax effects on a Fund. There are also special risks in particular hedging strategies. If a covered call written by a Fund is exercised on an investment that has increased in value, such Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency.

In addition to the risks with respect to options discussed above, there is a risk in using short hedging by (i) selling stock index futures or (ii) purchasing puts on stock indices or stock index futures to attempt to protect against declines in the value of a Fund’s equity securities. The risk is that the prices of stock index futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Fund’s equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

The risk of imperfect correlation increases as the composition of a Fund’s portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the hedging instruments, a Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historic volatility of the prices of the equity securities being hedged is more than the historic volatility of the applicable index. It is also possible that if a Fund has used hedging instruments in a short hedge, the market may advance and the value of equity securities held in such Fund’s portfolio may decline. If that occurred, such Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

If a Fund uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying stock index futures and/or calls on such futures, on securities, or on stock indices, it is possible that the market may decline. If the Fund then concludes not to invest in equity securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased.

FUND POLICIES

Each Fund has an investment goal, fundamental policies and fundamental restrictions that cannot be changed without the vote of a “majority” of a Fund’s outstanding voting securities. Under the 1940 Act, such a majority vote is defined as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares.

Fundamental Policies

Concentration

As a fundamental investment policy, each Fund may not purchase a security (other than U.S. Government Securities, as such term is defined below) if, as a result, more than 25% of its net assets would be invested in a particular industry.

Diversification

As a fundamental investment policy, each Fund may not purchase a security if, as a result (a) more than 5% of the Fund’s total assets would be invested in the securities of a single issuer, or (b) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of the Fund’s total assets and does not apply to short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”).

Borrowing

As a fundamental investment policy, each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 10% of the Fund’s total assets. A Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the earnings on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might need to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

Cash

Each Fund may hold a certain portion of its assets in cash or in investment grade cash equivalents to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Cash equivalents may include (i) U.S. Government Securities, (ii) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have a P-1 rating from Moody’s or an A-1+ rating from S&P, (iii) commercial paper rated P-1 by Moody’s or A-1 by S&P, (iv) repurchase agreements covering any of the securities in which a Fund may invest directly, and (v) money market mutual funds.

Fundamental Restrictions

The following investment restrictions are fundamental policies that each Fund must follow. Each Fund may not:

1.
invest in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but each Fund is authorized to purchase and sell financial futures contracts and options on such futures contracts exclusively for hedging and other non-speculative purposes to the extent specified in the Prospectus;

2.	invest 25% or more of its net assets in one or more issuers conducting their principal business in the same industry;

3.
with respect to 75% of its assets, invest more than 5% of the market value of its total assets in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof);

4.	with respect to 75% of its assets, purchase more than 10% of the outstanding voting securities of any issuer (other than obligations of the U.S. Government);

5.
invest in real estate or real estate limited partnerships (direct participation programs); however, each Fund may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein;

6.
make short sales whereby the dollar amount of short sales at any one time would exceed 5% of the net assets of the Fund; provided that the Fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as “short sales against the box”), such restrictions shall not apply;

7.
purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin;

8.	underwrite securities of other companies except in so far as either Fund may be deemed to be an underwriter under the 1933 Act in disposing of a security;

9.
invest in interests in oil, gas or other mineral exploration or development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

10.
borrow money, or pledge, mortgage or hypothecate its assets, except that the Funds may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests, which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10%, and, borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of a Fund’s total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time of the borrowing. Outstanding borrowings in excess of 5% of the value of the Fund’s total assets will be repaid before any subsequent investments are made;

11.
issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, future contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

12.
make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with the Funds’ investment policies;

13.	invest for the purpose of exercising control or management of another company;

14.
acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Sec. 12(d)(1) of the 1940 Act, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction.

Temporary Defensive Positions

Either of the Funds may at times, for defensive purposes, temporarily place all or a portion of its assets in cash, short-term commercial paper, U.S. Government securities, high quality debt securities, including Eurodollar obligations, and obligations of banks when, in the judgment of the Funds’ Adviser, such investments are appropriate in light of economic or market conditions. When and to the extent a Fund assumes a temporary defensive position, it will not pursue, and may not achieve, its investment goal.

MANAGEMENT OF THE FUNDS

The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment adviser, administrator, custodian, distributor, chief compliance officer and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds’ administrator, subject always to the investment goal and policies of the Funds and to general supervision of the Board of Trustees.

Listed in the chart below is basic information regarding the Trustees and officers of the Trust.

Name, Address and Age	Current Position with the Trust, Term of Office† and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
DISINTERESTED TRUSTEES*:
Raymond J. Armstrong 253 Riverside Avenue Westport, CT 06880 Age 85	Trustee, November 14, 1997 – present	Retired	2	None
Stephen E. Milman 253 Riverside Avenue Westport, CT 06880 Age 73	Trustee, November 14, 1997 – present	Retired	2	None
Donel Bruce Smith 253 Riverside Avenue Westport, CT 06880 Age 73	Trustee, November 14, 1997 – present	Retired	2	None
Edward K. Mettelman 253 Riverside Avenue Westport, CT 06880 Age 56	Trustee, January 1, 2008 – present	Managing Director, Investment Strategies Fund, LP (September 2009 – Present); Retired prior to September 2009.	2	Director, Ganeden Biotech, Inc.

Name, Address and Age	Current Position with the Trust, Term of Office† and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
INTERESTED TRUSTEE:**
Edmund H. Nicklin, Jr. 253 Riverside Avenue Westport, CT 06880 Age 64	Trustee, November 14, 1997 – present, and President September 18, 1997 – present	Managing Director, Westport Advisers, LLC; Executive Vice President, Westport Asset Management, Inc.	2	None
OFFICERS OF THE TRUST:
Andrew J. Knuth 253 Riverside Avenue Westport, CT 06880 Age 72	Executive Vice President, September 18, 1997 – present	Managing Director, Westport Advisers, LLC; Chairman, Westport Asset Management, Inc.	N/A	N/A
Ronald H. Oliver 253 Riverside Avenue Westport, CT 06880 Age 82	Executive Vice President and Secretary, September 18, 1997 – present	Managing Director, Westport Advisers, LLC; President, Westport Asset Management, Inc.; Trustee of the Trust (December 1997 – August 2004)	N/A	N/A
Terry A. Wettergreen 253 Riverside Avenue Westport, CT 06880 Age 61	Vice President, October 7, 1999 – present, and Treasurer, March 8, 2002 – present	Vice President Operations and Chief Compliance Officer, Westport Advisers, LLC	N/A	N/A
Russell M. Lynch 253 Riverside Avenue Westport, CT 06880 Age 61	Vice President, October 7, 1999 – present	Vice President Marketing, Westport Advisers, LLC	N/A	N/A
Mario A. Loya 253 Riverside Avenue Westport, CT 06880 Age 40	Vice President, September 11, 2009 – present	Vice President,Westport Advisers, LLC, Analyst, Westport Asset Management, Inc.	N/A	N/A
Salvatore Faia 253 Riverside Avenue Westport, CT 06880 Age 49	Chief Compliance Officer, January 1, 2010 – present	President, Vigilant Compliance Services	N/A	N/A

*	Each Disinterested Trustee is not an “interested person” of the Funds as defined in the 1940 Act.

**	The Interested Trustee is an “interested person” of the Funds as defined in the 1940 Act by virtue of his interest in the Adviser.

†
Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified. Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns from office.

Leadership of the Board of Trustees and Oversight of Fund Risk

The Board of Trustees has adopted a collective approach to leadership. The Board of Trustees believes that this approach is appropriate in light of: (i) the nature of the Trust, given that it has two series, investment strategies primarily involving investments in publicly traded equity securities, and an investment adviser that is ultimately owned by the Funds’ portfolio managers, and (ii) the skills and attributes of the Trust’s officers, the Adviser and the Trust’s other service providers.

In this regard, the Board of Trustees has determined not to appoint a Chairman or a lead Disinterested Trustee and approaches matters as a team, making use of the collective skills and attributes of the Trustees, as well as their rapport, to oversee the Trust’s affairs. Several of the Trustees have extensive career experience in the investment management industry, which is viewed as a valuable source of insight into understanding the potential issues the Trust may face, including potential risks. The Trustees also value the contributions of the Trustee whose career was not related to investment management to provide perspective.

The Board of Trustees believes that the balance of having a supermajority of Disinterested Trustees and an Interested Trustee serving as a representative of the Adviser promotes effective oversight of the Trust’s affairs. The Board of Trustees also has established standing committees to address the audit, valuation and nomination functions (as described in more detail below) and has designated a chief compliance officer with extensive industry experience in order to help ensure appropriate oversight of those functions.

The Board of Trustees requires and receives reports at Board meetings and as otherwise needed from the Trust’s officers (including its chief compliance officer) and representatives of the Adviser, the Administrator, independent registered public accounting firm, counsel, and others on matters where there is potential risk, including the Funds’ investments, brokerage, compliance, administration, distribution and legal matters. The Board believes that this approach to risk oversight is well suited to and reinforces its team-oriented approach to leadership and oversight.

Experience of the Trustees

The following summary outlines each Trustee’s experience, qualifications, attributes and skills that has lead to the conclusion that the Trustee should serve as a Trustee of the Trust:

Raymond J. Armstrong

Before retiring, Mr. Armstrong had over 50 years of investment management experience heading both a large family office and his own investment advisory firm during his career. Mr. Armstrong received a B.A. from Brown University and an M.B.A. from Harvard Business School.

Mr. Armstrong has served as a member of the Board of Trustees since the Funds’ inception and was initially selected and continues to serve as a Trustee because of his extensive investment management experience.

Edward K. Mettelman

Mr. Mettelman is Managing Director for Investment Strategies Fund LP, a long-short hedge fund and has a broad background in the investment management industry focused on marketing and client service. He graduated with a B.A. from Hartwick College, where he currently is a member of the College’s Board of Trustees, and received an M.B.A. from the University of Rochester’s Simon School.

The Board concluded that Mr. Mettelman’s extensive background in the investment management community, particularly his experience with mutual funds, made him a desirable candidate to serve as a Trustee, and he continues to serve as a Trustee today in light of these attributes.

Stephen E. Milman

Before retiring, Mr. Milman spent 37 years in the investment business including nearly 15 years as a portfolio manager with an institutional money management firm. Mr. Milman holds both B.A. and M.B.A. degrees from Cornell University.

Mr. Milman has served as a member of the Board of Trustees since the Funds’ inception and was initially selected and continues to serve as a Trustee because of his extensive investment management experience.

Edmund H. Nicklin, Jr.

Mr. Nicklin has been a principal of the Adviser since its inception in 1997 and has over 25 years of portfolio management experience. He is a Chartered Financial Analyst and holds a B.S. in Electrical Engineering, an M.S. in Management and a Ph.D. in Operations Research and Statistics from Rensselaer Polytechnic Institute.

Donel Bruce Smith

Mr. Smith worked over thirty years at a Fortune 100 Company serving as Controller for a key division before retiring. He holds a B.S. in Chemical Engineering from Purdue University and an M.B.A. from West Virginia University.

Mr. Smith has served as a member of the Board of Trustees since the Funds’ inception and was initially selected and continues to serve as a Trustee because of his extensive business experience.

Committees of the Board of Trustees

The Board of Trustees has three standing committees, an Audit Committee, a Valuation Committee, and a Nominating Committee. The Audit Committee is comprised of all the Disinterested Trustees of the Trust, and its principal functions are to recommend to the Board of Trustees the appointment of the Funds’ independent auditors, to review with the auditors the scope and anticipated costs of their audit and to receive and consider a report from the auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection. In the fiscal year ended December 31, 2010, the Audit Committee met 3 times.

Membership of the six-member Valuation Committee includes each of the Disinterested Trustees, plus two representatives of the Adviser (currently Messrs. Edmund H. Nicklin, Jr. and Andrew J. Knuth). The principal function of the Valuation Committee is to meet on an as-needed basis to value any securities or other assets for which prices or valuations are not readily determinable by the pricing agent, or in certain other circumstances, pursuant to the valuation procedures adopted and approved annually by the Board of Trustees. The Valuation Committee reports any action taken by the Committee to the Board of Trustees at the Board’s regular meetings and periodically reviews the valuation procedures in light of its experience in administering them, evolving industry practices, and any developments in applicable laws or regulations. The Valuation Committee did not meet in the fiscal year ended December 31, 2010.

The Nominating Committee is comprised of all the Disinterested Trustees of the Trust, and its principal function is to recommend to the Board of Trustees candidates for election to the Board of Trustees as Disinterested Trustees. In considering such nominees, the Nominating Committee evaluates a candidate’s qualifications for membership on the Board of Trustees and the candidate’s independence from the Trust’s Adviser and other principal service providers as well as other relationships that might impair independence. The Nominating Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee did not meet in the fiscal year ended December 31, 2010.

Fund Ownership of the Trustees

For the calendar year ended December 31, 2010, the dollar range of equity securities owned by each Trustee in the Funds and the Trust is as follows:

Name of Trustee	Dollar Range of Equity Securities in the Westport Select Cap Fund	Dollar Range of Equity Securities in the Westport Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
DISINTERESTED TRUSTEES
Raymond J. Armstrong	$50,001 - $100,000	None	$50,001 - $100,000
Edward K. Mettelman	$10,000 - $50,000	$10,001 - $50,000	$10,001 - $50,000
Stephen E. Milman	Over $100,000	Over $100,000	Over $100,000
Donel Bruce Smith	Over $100,000	None	Over $100,000
INTERESTED TRUSTEES
Edmund H. Nicklin, Jr.	Over $100,000	Over $100,000	Over $100,000

As of April 1, 2011, the Trustees and officers as a group beneficially or of record owned less than 1% of the outstanding Class R shares of the Westport Select Cap Fund and less than 1% of the outstanding Class I shares of the Westport Select Cap Fund. As of April 1, 2011, the Trustees and officers as a group beneficially or of record owned less than 1% of the outstanding Class R shares of the Westport Fund and 4.6 % of the outstanding Class I shares of the Westport Fund.

Compensation of Trustees and Certain Officers

The following table sets forth information regarding compensation of the Trustees and certain officers by the Trust, for the fiscal year ended December 31, 2010. Officers of the Trust and Interested Trustees do not receive any compensation from the Trust. Each Disinterested Trustee will receive an annual retainer of $12,000. A fee of $1,000 is paid to Disinterested Trustees per meeting attended on a single day and is designed to reimburse the Disinterested Trustees for the expenses associated with attendance at Board of Trustee meetings. The Trust does not pay any pension or retirement benefits.

COMPENSATION TABLE

Fiscal Year Ended December 31, 2010

Name of Person, Position	Aggregate Compensation from Registrant
Raymond J. Armstrong*, Trustee	$16,000
Edward K. Mettelman*, Trustee	$16,000
Stephen E. Milman*, Trustee	$16,000
Edmund H. Nicklin, Jr.**, Trustee and President	$0
Donel Bruce Smith*, Trustee	$16,000

*	Member of the Audit Committee.

**	“Interested person,” as defined in the 1940 Act, of the Trust because of affiliation with the Adviser.

Personal Trading

The Trust and the Adviser have both adopted a code of ethics, which puts restrictions on the timing of personal trading in relation to trades by the Funds and other advisory clients of the Adviser and its affiliates. The code of ethics, which was adopted in accordance with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), describes the fiduciary duties owed , as applicable, to shareholders of the Funds and to other advisory accounts by all Trustees, officers, members and employees of the Trust, the Adviser and Westport Asset Management, Inc., establishes procedures for personal investing; and restricts certain transactions. For example, personal investment transactions in most securities, including initial public offerings and limited offerings, must receive prior written approval and, in most cases, may not be effected on the same day that one of the Funds or another advisory client is trading that security. In addition, the code of ethics prohibits “late trading” in shares of mutual funds advised or sub-advised by the Adviser and its affiliates, including a prohibition on the facilitating of late trading by third parties. The code of ethics also restricts short-term trading in shares of the Funds by prohibiting the retention of profits realized on the sale of Fund shares held fewer than 90 days. The Funds’ distributor, UMB Distribution Services, LLC (the “Distributor”) has also adopted a code of ethics governing the personal trading activities of its directors, officers and employees, which contains comparable restrictions.

Proxy Voting Policies and Procedures

General Policy

The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act, consistent with its fiduciary obligations. The Trust has delegated proxy voting responsibilities with respect to each Fund to the Adviser, subject to the general oversight of the Board, and the Proxy Policy has been approved by the Trust’s Proxy Committee as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of the Funds and the Adviser’s interests will be resolved in the Funds’ favor pursuant to the Proxy Policy.

The Proxy Policy sets forth the Adviser’s voting guidelines. The guidelines indicate the Adviser’s willingness to vote with management on matters of a routine administrative nature. Regarding special interest proposals, the Adviser is generally opposed to such proposals if they involve an economic cost to the company or restrict management’s freedom to operate in the best interests of its shareholders. Accordingly, the Adviser will generally vote with management on special interest proposals. The Adviser carefully considers all matters which may have a potential major impact on the company, and it will generally vote against management on proposals that have the potential for a major adverse economic impact on the long-term value of the company’s shares. Examples of issues which may have a major impact on the company include: (1) executive compensation plans, (2) defensive strategies such as staggered boards and “poison pills,” (3) business combinations or restructurings, and (4) increases or decreases in common or preferred stock outstanding. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.

The Proxy Voting Process

As authorized by the Proxy Policy, the Trust’s Proxy Committee has directed the Adviser to retain RiskMetrics Group (“RiskMetrics”) to review proxies received by the Funds and recommend how to vote them. RiskMetrics is an independent adviser that specializes in providing proxy-related services. The retention of RiskMetrics as the Funds’ proxy voting service provider is intended to avoid the potential for conflicts of interest between the economic interests of the Adviser and the Funds. RiskMetrics has established voting guidelines which are generally consistent with the Adviser’s view with respect to many types of proxy proposals. Absent a determination to override RiskMetrics’s recommendation by the Adviser (discussed below), RiskMetrics will automatically vote all client proxies in accordance with its guidelines and recommendations. The Adviser has also retained RiskMetrics as its turn-key voting agent service to administer its proxy voting operation. As such, RiskMetrics is responsible for ensuring all proxies are submitted in a timely manner and appropriate records are kept.

With the exception of certain small positions (representing less than one percent (1%) of the fair market value of any Fund and where the fair market value of the portfolio holding is less than one million dollars ($1,000,000)), the Adviser will review RiskMetrics’s specific recommendations with respect to portfolio securities as part of its fiduciary duty to ensure that proxies are voted in a manner consistent with the best interests of its clients. In the event that a portfolio manager, analyst or member of the Trust’s Proxy Committee disagrees with RiskMetrics’s recommendation on how to vote a client proxy, a request shall be submitted to the proxy manager (the “Proxy Manager”) who will then complete a proxy override request form. In completing the override form, the Proxy Manager shall seek to identify all actual or potential conflicts of interest between the interests of the Trust (or any entity controlling, controlled by or under common control with the Trust) and those of one or more of its clients (or sought-after clients) with respect to the voting of a proxy. The override form must be approved by the Trust’s Chief Compliance Officer for it to be implemented.

How to Obtain More Information

Information about how each Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 will be available no later than August 31, of each year: (i) on the Funds’ web site at http://www.westportfunds.com; (ii) without charge, upon request, by calling 1-888-593-7878; or (iii) on the SEC’s web site at http://www.sec.gov. Investors may obtain a copy of the proxy voting policies and procedures without charge by writing to The Westport Funds, 253 Riverside Avenue, Westport, CT 06880 or by calling 1-888-593-7878.

Quarterly Portfolio Holdings Disclosure

Within 30 days following the end of each calendar quarter, each Fund will make available a complete uncertified schedule of its portfolio holdings as of the last day of the preceding quarter. No later than 60 days following the end of each calendar quarter, each Fund will make available a complete certified schedule of its portfolio holdings as of the last day of the preceding quarter. You may view each Fund’s most recently released uncertified quarterly schedule of portfolio holdings online at the Funds’ web site at http://www.westportfunds.com or request a hard copy of the certified or uncertified schedules at no charge by calling 1-888-593-7878.

Non-public information regarding a Fund, including portfolio holdings information, may be disclosed more frequently than quarterly or in advance of the website posting or its filing with the SEC on the EDGAR filing system to analysts, rating agencies, pricing services, proxy voting services or others under the condition that the provision of such information is subject to a contractual duty of confidentiality, whether in the form of a stand alone confidentiality agreement or in the form of a provision in a broader contract. In addition, in connection with the purchase and sale of portfolio securities and in the course of seeking best execution, the Adviser provides information regarding individual portfolio holdings to broker-dealers who may be selected to execute trades for the Funds. The Securities Exchange Act of 1934, as amended, and the rules of the Financial Industry Regulatory Authority (“FINRA”) provide limitations on a broker-dealer’s ability to trade for its own accounts or the accounts of others on the basis of such information.

RiskMetrics, the Funds’ proxy voting service, receives portfolio holdings information in advance of its posting on the website. RiskMetrics receives an uncertified complete listing of each Fund’s portfolio holdings on a weekly basis to facilitate the proxy voting services it provides, as described above. The contract with RiskMetrics requires RiskMetrics to keep such information confidential and to prohibit employees from trading on such information. The Adviser and its affiliate Westport Asset Management, Inc., have daily real time access to the Funds’ portfolio holdings information, subject to trading restrictions imposed by the code of ethics, insider trading policies and procedures and trade allocation and other applicable policies and procedures adopted by the Adviser and Westport Asset Management, Inc. governing all personal trading by employees and trading for all client accounts. No compensation or other consideration is received by the Funds or the Adviser, or any other person for these disclosures.

Other than as noted above, non-public information regarding a Fund, including portfolio holdings information, may not be released to any party prior to its being posted on the Funds’ website or filed with the SEC through the EDGAR filing system without the specific prior written consent of an executive officer of the Trust, which consent must identify the party to receive such information, the frequency of such disclosures and the business purpose therefore. The Trust’s Chief Compliance Officer and the executive officers of the Trust monitor the release of non-public information regarding the Trust.

In order to assess whether there are any conflicts between the interests of the Funds’ shareholders and the interests of the Adviser or its affiliate, the Trustees will review at each regular meeting of the Board of Trustees the information related to any such written approvals that have been approved by the Adviser since the last regular meeting of the Board of Trustees. The Trustees reserve the right to amend the Trust’s policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time without prior notice and in their sole discretion. The Board of Trustees also considers the reports and recommendations of the Trust’s Chief Compliance Officer regarding any material compliance matters that may arise with respect to the disclosure of portfolio holdings information and periodically, as required under the circumstances, considers whether to approve or ratify any amendment to the Trust’s policies and procedures regarding the dissemination of portfolio holdings information.

Portfolio holdings of each Fund will be disclosed on a quarterly basis no later than sixty (60) days following the end of the preceding quarter on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the Funds’ second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Forms N-CSR and Forms N-Q will be available on the SEC web site at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Adviser, Westport Advisers, LLC, 253 Riverside Avenue, Westport, Connecticut 06880, serves as the investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Subject to the general supervision of the Board of Trustees of the Trust, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Adviser provides persons satisfactory to the Trustees of the Trust to serve as officers of the Funds. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers, or employees of the Adviser. Under the Advisory Agreement, the Westport Select Cap Fund and Westport Fund each pay the Adviser a monthly management fee in an amount equal to 1/12th of 1.00% and 0.90%, respectively, of the average daily net assets of the relevant Fund. Such fees are higher than those incurred by most other investment companies.

In addition to the payments to the Adviser under the Advisory Agreement described above, each Fund pays certain other costs of its operations including (a) custody, transfer and dividend disbursing expenses, (b) shareholder servicing fees for the Class R shares, (c) fees of Trustees who are not affiliated with the Adviser, (d) legal and auditing expenses, (e) clerical, accounting and other office costs, (f) costs of printing the Funds’ prospectuses and shareholder reports, (g) costs of maintaining the Trust’s existence, (h) interest charges, taxes, brokerage fees and commissions, (i) costs of stationery and supplies, (j) expenses and fees related to registration and filing with the SEC and with state regulatory authorities, and (k) upon the approval of the Board of Trustees, costs of personnel of the Adviser or its affiliates rendering clerical, accounting and other office services.

The Adviser is controlled by its two Managing Members, Edmund H. Nicklin, Jr. and Westport Asset Management, Inc. Mr. Nicklin, a portfolio manager for both the Adviser and Westport Asset Management, Inc., is also President of the Trust and a member of its Board of Trustees. As portfolio manager for the Adviser, Mr. Nicklin makes investment decisions for the Funds and is the portfolio manager of the Westport Fund and co-portfolio manager of the Westport Select Cap Fund. Westport Asset Management, Inc. is a registered investment adviser that provides investment services to companies, pension plans, endowments, foundations, and individuals.

Westport Asset Management, Inc. is owned by Andrew J. Knuth and the Ronald H. Oliver Irrevocable Trust, Michael Carbino, Trustee, although Mr. Knuth has a controlling interest. Mr. Knuth, who is an Executive Vice President of the Trust, is also the Chairman and a principal of Westport Asset Management, Inc. and a co-portfolio manager of the Westport Select Cap Fund. Mr. Oliver serves as Executive Vice President and Secretary of the Trust. Mr. Oliver is the President and a principal of Westport Asset Management, Inc. Mr. Nicklin is the Executive Vice President of Westport Asset Management, Inc.

Pursuant to a written contract between the Adviser and the Funds, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of each Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual fund operating expenses for each class exceed 1.50% of each Fund’s average daily net assets attributable to that class of shares. The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through April 30, 2012. The same contractual expense limitations were in effect during the fiscal years ended December 31, 2010, 2009, 2008. In addition to these contractual limitations, the Adviser may voluntarily waive its fees or reimburse expenses, as it may determine, from time to time. Such voluntary waivers or reimbursements may be discontinued at any time without notice.

During the fiscal years ended December 31, 2010, 2009 and 2008 the Westport Select Cap Fund paid the Adviser $8,213,540, $6,678,127 and $8,817,441, respectively, and the Westport Fund paid the Adviser $2,659,761, $1,501,307 and $849,934, respectively.

The Adviser may, from time to time, make payments to financial intermediaries for distribution, sub-administration, sub-transfer agency or other shareholder services provided to Class R and Class I shareholders of the Funds whose shares are held of record in certain omnibus accounts and other group accounts (e.g., a fund “supermarket” account). These payments are made out of the Adviser’s own resources without additional cost to the Funds or their shareholders.

Portfolio Managers Compensation

The Adviser is organized as a Connecticut limited liability company, owned by its Members, Edmund H. Nicklin, Jr. and Westport Asset Management, Inc., which is controlled by Andrew J. Knuth. The Adviser incurs normal expenses in the course of doing business, including, but not limited to, employee salaries and benefits, sales and marketing related expenses, rent, professional fees, insurance, technology, research, etc. Residual profits of the Adviser are distributed to its owners. Since the Funds’ portfolio managers are the owners of the Adviser, residual profits are their compensation for portfolio management services.

Portfolio Manager Holdings

Portfolio managers are encouraged to own shares of the Funds they manage. The following table indicates for each Fund the dollar range of shares beneficially owned by each of the Funds’ portfolio managers as of December 31, 2010. This table includes shares beneficially owned by such portfolio managers through the Adviser’s profit sharing plan.

Dollar Range of Shares in the Fund
Fund	Portfolio Manager	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Westport Select Cap Fund	Edmund H. Nicklin, Jr.				X
Westport Select Cap Fund	Andrew J. Knuth				X
Westport Fund	Edmund H. Nicklin, Jr.						X
Westport Fund	Andrew J. Knuth						X

Other Accounts Managed

Each of the portfolio managers is also responsible for managing other accounts in addition to the respective Fund or Funds which they manage, including other accounts of the Adviser, or its affiliate Westport Asset Management, Inc. such as separately managed accounts for foundations, endowments, pension plans, and high net-worth families. Other accounts may also include accounts managed by the portfolio managers in a personal or other capacity, and may include unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment goals or strategies as the Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with similar investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Adviser or the portfolio manager may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts or that may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Adviser that the benefits from the Adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The Adviser has implemented specific policies and procedures (e.g., the code of ethics described in “Personal Trading” and trade allocation policies described in “Portfolio Transactions and Brokerage”) to address potential conflicts that may arise in connection with the management of the Funds, separately managed accounts and other accounts.

The following tables indicate the number of accounts and assets under management (in millions) for each type of account managed as of December 31, 2010.

Edmund H. Nicklin, Jr., portfolio manager, Westport Fund, co-portfolio manager, Westport Select Cap Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	1	$78.8 million	$78.8 million
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	13	3	$544.7 million	$102.3 million

Andrew J. Knuth, co-portfolio manager, Westport Select Cap Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	1	$78.8 million	$78.8 million
Other Pooled Investment Vehicles	1	1	$60.9 million	$60.9 million
Other Accounts	12	3	$540.1 million	$102.3 million

Administrator and Fund Accountant

On behalf of the Funds, the Trust has entered into an Administration and Fund Accounting Agreement dated October 19, 2007 (the “Administration and Fund Accounting Agreement”) with UMB Fund Services, Inc., 803 W. Michigan St., Milwaukee, Wisconsin 53233 (“UMBFS”). UMBFS is an affiliate of the Distributor. Under the Administration and Fund Accounting Agreement, UMBFS’ services include, but are not limited to, the following: calculating daily net asset values for the Funds; maintaining all general ledger accounts and related subledgers; determining and monitoring income and expense accruals; assisting in preparing and filing all Federal income and excise tax filings; assisting in the acquisition of the Trust’s fidelity bond, monitoring the amount of the bond and making necessary filings with the SEC related thereto; preparing securities notice and renewal filings pursuant to state securities laws; compiling data for and preparing notices to the SEC related to registration fee payments; preparing financial statements for the annual and semi-annual reports; monitoring each Fund’s status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Funds’ investment policies and restrictions; and generally assisting the Trust’s administrative operations.

Under the Administration and Fund Accounting Agreement, UMBFS is entitled to receive an annual asset-based fee, computed daily and payable monthly based on monthly net assets, for administration and fund accounting services of: 4 basis points (0.04%) on the first $500 million in monthly net assets; 3 basis points (0.03%) of monthly net assets over $500 million to $1.5 billion; and 2.5 basis points (0.025%) of monthly net assets in excess of $1.5 billion. The Trust also pays a fixed fee of $38,000 per year for UMBFS’ services and reimburses UMBFS for certain of its out-of-pocket expenses. The Administration and Fund Accounting Agreement continues in effect for successive one-year periods ending each August 31. Either party may terminate the Administration and Fund Accounting Agreement at any time as a whole or with respect to a Fund by giving the other party written notice not less than ninety (90) days prior to the date the termination is to be effective.

For the fiscal years ended December 31, 2010, 2009 and 2008, the Westport Select Cap Fund paid $300,526, $265,119 and $344,657, respectively, and the Westport Fund paid $126,130, $73,379, and $43,135 respectively, to UMBFS under the Administration and Fund Accounting Agreement.

Distributor

The Trust has entered into a Distribution Agreement dated October 19, 2007, on behalf of the Funds, with the Distributor, UMB Distribution Services, LLC, 803 W. Michigan St., Milwaukee, Wisconsin 53233, pursuant to which the Distributor acts as distributor for the Funds and acts as agent for the Funds in selling their shares to the public. The Distributor offers shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships. Investors purchasing or redeeming shares of a Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

The Distribution Agreement continues in effect until August 31, 2011 and shall continue in effect for successive one-year periods ending each August 31, provided such continuance is specifically approved at least annually by (i) the Board of Trustees or (ii) the vote of a majority of outstanding shares of the Fund, and provided that in either event the continuance is also approved by a majority of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Distribution Agreement.

The Adviser has entered into an agreement with the Distributor whereby the Adviser has agreed to compensate the Distributor for, and reimburse the Distributor for the expenses the Distributor incurs in connection with, its activities pursuant to the Distribution Agreement.

Custodian

The Custodian, UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri 64141, is each Fund’s custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a custody agreement with the Trust, on behalf of the Funds, the Custodian holds each Fund’s securities and maintains all necessary accounts and records.

Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc., 803 W. Michigan Street, Milwaukee, Wisconsin 53233, has been retained to serve as the Funds’ transfer agent and dividend disbursing agent.

DETERMINATION OF NET ASSET VALUE

Each Fund’s net asset value (“NAV”) is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of each Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time of such computation.

The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the OTC market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price.

Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The procedures require that the Valuation Committee, which is comprised of two of the Adviser’s officers and employees and four of the Trustees, as designated from time to time, meet on an as-needed basis to value any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing agent. The Valuation Committee considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. At each regular meeting of the Board of Trustees, the Valuation Committee presents a written report for the Board’s review and approval that discusses the procedures and practices employed in connection with any action taken by the Committee during the prior period. In addition, the Valuation Committee annually reviews all the valuation methodologies used by it and takes any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. A written report of this review is presented annually to the Board of Trustees for its review.

If a significant valuation event affecting the value of a Fund’s securities or other assets traded on an exchange or market has occurred between the time when the exchange or market closed and the time at which the assets are valued on a given day, or one or more markets in which a Fund’s securities or other assets trade close or are disrupted as a result of unusual or extraordinary events (e.g., natural disasters, civil unrest, imposition of capital controls, etc.), or some other market or economic event (e.g., a bankruptcy filing) causes a Fund’s securities or other assets to experience a significant change in value, and the Adviser determines in good faith (after considering such factors that it deems relevant in light of the circumstances) that (a) the ordinary method for pricing the affected securities or other assets is unreliable; and (b) the aggregate value of the change in price of the affected securities or other assets exceeds ½ of 1% of the net asset value of the Fund (calculated by using the Fund’s net asset value and the value assigned to the affected securities or other assets on the immediately preceding valuation date), then the Valuation Committee shall meet as soon as practicable to determine a “fair value” for such affected securities or other assets in accordance with its adopted valuation procedures. In making such determinations, the Valuation Committee shall consider such factors that it deems relevant in light of the circumstances and may (but is not required to) consider any or all of the following factors: (i) the nature and duration of the particular event and the forces influencing the operation of the financial markets; (ii) factors relating to the event that precipitated the problem; (iii) whether the event is likely to recur; and (iv) whether the effects of the event are isolated or whether they affect entire markets, industries, countries or regions.

ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTION OF SHARES

Cut-Off Time for Purchase and Redemption Orders

Orders to purchase or redeem shares received by UMBFS, or by a financial intermediary authorized to receive such orders, by the cut-off time indicated in the Funds’ Prospectus will be processed at the NAV next calculated after the order is received by UMBFS or the financial intermediary. Under a variety of different types of servicing agreements, financial intermediaries that are authorized to receive purchase and redemption orders from investors are permitted to transmit those orders that are received by the financial intermediary before the cut-off time in the Prospectus to UMBFS by the cut-off times stated in those agreements, which are generally later than the cut-off time stated in the Prospectus. Financial intermediaries are prohibited by law from transmitting orders received after the cut-off time stated in the Prospectus to UMBFS for processing at that day’s NAV. Any order received after the cut-off time stated in the Prospectus will be specifically identified for processing on the next day on which a NAV is computed.

Purchases In-Kind

The Trust may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under limited circumstances in accordance with procedures approved by the Trust’s Board of Trustees. In-kind purchases of Fund shares may only be permitted if the Adviser determines that acceptance of the in-kind securities will not adversely affect the purchasing Fund, does not favor a shareholder of the purchasing Fund to the detriment of another shareholder of the purchasing Fund, and conforms with the purchasing Fund’s fundamental investment goals, policies and restrictions. The securities contributed in an in-kind purchase of Fund shares must be traded on a U.S. public securities market and may not constitute unregistered or restricted securities. In-kind securities will be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV. The Fund will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares.

Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

Redemptions In-Kind

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Trustees and taken at their value used in determining a Fund’s net asset value per share as described under “Determination of Net Asset Value”), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of a Fund. Moreover, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of their net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Funds may redeem shares held by affiliates in kind as long as neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in kind selects, or influences the selection of the distributed securities and as long as the redemption in kind is approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, in a manner consistent with SEC rules, regulations and interpretive positions.

PORTFOLIO TURNOVER

The frequency of portfolio transactions is generally expressed in terms of a portfolio turnover rate. For example, an annual turnover rate of 100% would occur if all of the securities in a Fund were replaced once a year. Each Fund’s portfolio turnover rate will vary from year to year depending on market conditions.

The Funds may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving their investment goals. Although the Funds cannot accurately predict their portfolio turnover rate, it is not expected to exceed 75% in normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such actions. Higher portfolio turnover rates, such as rates in excess of 100%, and short-term trading involve correspondingly greater commission expenses and transaction costs.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Brokerage commissions on U.S. securities exchanges are subject to negotiation between the Adviser and the broker.

In the OTC market, securities are sometimes traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Trades of NASDAQ securities may be made on an agency basis and a commission is added to such trades. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

When decisions are made to purchase or sell the same securities simultaneously for a number of client accounts, the Adviser may aggregate into a single trade order (a “bunched” trade) several individual contemporaneous client trade orders for a single security if the Adviser deems this to be appropriate and in the best interests of the client accounts involved. Bunched trades may be used to facilitate best execution, including negotiating more favorable prices, obtaining more timely or equitable execution, or reducing overall commission charges. Accounts that are eligible to purchase shares in initial public offerings may participate in aggregated orders for such shares. The Adviser seeks to aggregate trade orders in a manner that is consistent with its duty to: (1) seek best execution of client orders, (2) treat all clients fairly, and (3) not systematically advantage or disadvantage any single client.

When an aggregated order is filled in its entirety, each participating client account will participate at the average share price for the aggregated order, and transaction costs shall be shared pro rata based on each client’s participation in the aggregated order. If an order cannot be completely filled and the investment opportunity is determined to be equally suitable and appropriate for more than one account, allocations will generally be made pro rata, subject to rounding to achieve round lots, based upon the initial amount requested for an account participating in the aggregated order. Each account participating in a particular aggregated or “bunched trade” will receive the share price with respect to that aggregated order or, as appropriate, the average share price for all executed “bunched” trades on that trading day. The Adviser may allocate on a basis other than pro rata, if, under the circumstances, such other method of allocation is reasonable, does not result in any improper or undisclosed advantage or disadvantage to other accounts, and results in fair access over time to trading opportunities for all eligible managed accounts. For example, the Adviser may identify investment opportunities that are appropriate for certain accounts and not others, based on such factors as investment goals, style, risk/return parameters, regulatory and client restrictions, tax status, account size, sensitivity to turnover, available cash and cash flows. Consequently, the Adviser may decide it is more appropriate to place a given security in one account rather than another account. Other non-pro rata methods include rotation allocation or random allocation. Alternative methods of allocation are appropriate, for example, when the transaction size is too limited to be effectively allocated pro rata among all eligible accounts.

In placing orders for portfolio securities of the Funds, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Adviser will consider the research and investment services provided by brokers or dealers who effect, or are parties to, portfolio transactions of the Funds or the Adviser’s other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Funds may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, and the services furnished by such brokers may be used by the Adviser in providing investment management for the Funds. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. The Adviser’s policy is to pay higher commissions to brokers for particular transactions than might be charged if a different broker had been selected on occasions when, in the Adviser’s opinion, this policy furthers the objective of obtaining the most favorable price and execution. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Funds to brokers in order to secure research and investment services described above, subject to review by the Board of Trustees from time to time as to the extent and continuation of the practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees. For the fiscal years ended December 31, 2010, 2009 and 2008, the Westport Select Cap Fund paid brokerage commissions of $124,080, $69,581 and $70,619, respectively, and the Westport Fund paid brokerage commissions of $32,416, $57,990 and $26,901, respectively. The Westport Select Cap Fund’s brokerage commission payments doubled between 2009 and 2010 primarily because portfolio turnover doubled (although the levels were modest by industry standards, 13% in 2010 and 6% in 2009). Generation of soft dollars credits also increased commission payments, but was a lesser factor.

ORGANIZATION OF THE TRUST AND A DESCRIPTION OF THE SHARES

The Trust was established on September 17, 1997 as a Delaware statutory trust and is authorized to issue an unlimited number of $.001 par shares of beneficial interest which may be issued in any number of series and classes. The Trust currently has two series: the Westport Select Cap Fund (formerly, Westport Small Cap Fund) and the Westport Fund. Each series has two classes of shares: Class R shares and Class I shares. All shares of each Fund have equal voting rights and each shareholder is entitled to one vote for each full share held and fractional votes for fractional shares held and will vote on the election of Trustees and any other matter submitted to a shareholder vote. The Trust is not required, and does not intend, to hold annual meetings of shareholders. The Trust will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new investment advisory agreement or to change the fundamental investment policies) or by the Declaration of Trust. A meeting of shareholders shall, however, be called by the Secretary upon the written request of the holders of not less than 10% of the outstanding shares of a Fund. The Trust will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting. Shares of each Fund will, when issued, be fully paid and non-assessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by the relevant Fund and in the net assets of such Fund on liquidation or dissolution after satisfaction of outstanding liabilities.

The following is a list of shareholders of each Fund who owned (beneficially or of record) 5% or more of a Class of a Fund’s shares as of April 1, 2011.

NAME AND ADDRESS	PERCENTAGE OWNERSHIP	TYPE OF OWNERSHIP
Westport Select Cap Fund Class R Shares
Charles Schwab & Co., Inc.* FBO Special Custody Customers 101 Montgomery Street San Francisco, CA 94104	43.02%	Record
National Financial Services Corp.* Exclusive Benefit of Our Customers 200 Liberty Street New York, NY 10281	29.10%	Record
Genworth Financial Trust Co.* 3200 N Central Avenue Phoenix, AZ 85012	10.38%	Record
TD Ameritrade Inc.* Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103	6.13%	Record
Westport Select Cap Fund Class I Shares
Wells Fargo Bank NA* PO Box 1533 Minneapolis, MN 55480	33.46%	Record
National Financial Services Corp.* Exclusive Benefit of Our Customers 200 Liberty Street New York, NY 10281	14.60%	Record

NAME AND ADDRESS	PERCENTAGE OWNERSHIP	TYPE OF OWNERSHIP
Charles Schwab & Co., Inc.* FBO Special Custody Customers 101 Montgomery Street San Francisco, CA 94104	9.97%	Record
LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121	7.90%	Record
Memorial Sloan-Kettering Cancer Center 633 Third Avenue New York, NY 10017	7.79%	Record
MITRA c/o FBO 98* c/o Marshall & Ilsley Trust Co. 11270 West Park Place Milwaukee, WI 53224	6.17%	Record
Westport Fund Class R Shares
Charles Schwab & Co., Inc.* FBO Special Custody Customers 101 Montgomery Street San Francisco, CA 94104	42.99%	Record
National Financial Services Corp.* Exclusive Benefit of Our Customers 200 Liberty Street New York, NY 10281	32.35%	Record
TD Ameritrade, Inc.* Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103	14.28%	Record
Westport Fund Class I Shares
Charles Schwab & Co., Inc. * FBO Special Custody Customers 101 Montgomery Street San Francisco, CA 94104	20.85%	Record
SEI Private Trust Co.* c/o Bryn Mawr One Freedom Valley Drive Oaks, PA 19456	20.46%	Record
SEI Private Trust Co.* c/o Security National Bank One Freedom Valley Drive Oaks, PA 19456	19.21%	Record
National Financial Services Corp.* Exclusive Benefit of Our Customers 200 Liberty Street New York, NY 10281	16.99%	Record
Robins Foundation* c/o William Roberts Jr. P.O. Box 1124 Richmond, VA 23218	6.09%	Record

*	Aggregate of multiple accounts.

TAXATION

Taxation of the Funds

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of that Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of that Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (1) the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or (2) the securities (other than securities of other regulated investment companies) of two or more controlled issuers in the same or similar or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

As regulated investment companies, the Funds generally will not be subject to U.S. Federal income tax on their investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that they distribute to shareholders. The Funds intend to distribute to their shareholders, at least annually, substantially all of their investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed or taxed to the Fund during those years. A distribution will be treated as paid December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by such Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund currently intends to make its distributions in accordance with the calendar year distribution requirement.

As of December 31, 2010, the Westport Select Cap Fund had a capital loss carryforward of $22,767 which will expire in the year 2018. The Westport Fund had capital loss carryforwards of $1,052,726 and $753,662 which will expire in the years 2017 and 2018, respectively. To the extent that a Fund realizes future net capital gains, those gains will be offset by its unused capital loss carryforward.

As of December 31, 2010, the Westport Fund had $27,545 of post-October losses, which were deferred until January 1, 2011 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

For the year ended December 31, 2010, the Westport Select Cap Fund reclassified $4,494,837 in paid in capital to net investment loss on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on the Fund’s net assets or net assets value per share.

For the year ended December 31, 2010, the Westport Fund reclassified $114,758 in paid in capital to net investment loss.

Distributions

Dividends paid out of a Fund’s investment company taxable income (including net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Because a portion of a Fund’s income may consist of dividends paid by corporations, a portion of the dividends paid by such Fund may be eligible for the corporate dividends-received deduction for corporations and the maximum 15% tax rate on qualified dividends for individual shareholders, provided that the Fund and shareholders satisfy applicable holding period requirements. It is not expected that the portion of a Fund’s distributions that will qualify for these benefits will be significant. The favorable treatment of qualified dividends is scheduled to expire after 2012. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains (the excess of net long-term capital gains over net short-term capital losses), regardless of how long the shareholder has held the relevant Fund’s shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the relevant Fund on the reinvestment date.

Shareholders will be notified annually as to the U.S. Federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Sale of Shares

Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares of a Fund held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Individual taxpayers may generally offset capital losses against capital gains and also against up to $3,000 of ordinary income, with any excess carried over to future years. Corporations may generally offset capital losses against capital gains and the excess may be carried to certain other years.

Original Issue Discount Securities

Investments by a Fund in zero coupon or other discount securities will result in income to such Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though such Fund receives no cash interest payments. This income is included in determining the amount of income which that Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of Federal income tax and the 4% excise tax. In addition, if a Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from such Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by that Fund in a written notice to shareholders.

Market Discount Bonds

Gains derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by such Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless such Fund elects to include the market discount in income as it accrues.

Options and Hedging Transactions

The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to a Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium it received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring such Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures contracts and forward contracts in which the Funds may invest are “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Funds may result in “straddles” for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

The Funds may make one or more of the elections available under the Code, which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Currency Fluctuations - “Section 988” Gains or Losses

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in foreign currency and the time such Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures and foreign currency contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Unless certain constructive sale rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which a Fund held the security used to close the short sale. In addition, a Fund’s holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. In many cases, as described more fully under “Options and Hedging Transactions” above, a Fund is required to recognize gain (but not loss) upon entering into a short sale with respect to an appreciated security that such Fund owns, as though such Fund constructively sold the security at the time of entering into the short sale. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

If a Fund invests in stock of certain foreign investment companies, such Fund may be subject to U.S. Federal income taxation on a portion of any “excess distribution” with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each year of such Fund’s holding period for the stock. The distribution or gain so allocated to any taxable year of a Fund, other than the taxable year of the excess distribution or disposition, would be taxed to such Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in such Fund’s investment company taxable income and, accordingly, would not be taxable to that Fund to the extent distributed by such Fund as a dividend to its shareholders.

A Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in a Fund’s investment company taxable income and net capital gain which, to the extent distributed by such Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to that Fund. In order to make this election, such Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. Alternatively, a Fund may elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each tax year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net marked-to-market gains reported in prior years.

Foreign Withholding Taxes

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

Backup Withholding

A Fund may be required to withhold U.S. Federal income tax, currently at the rate of 28% (currently scheduled to increase to 31% after 2012) of all taxable distributions payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. Federal income tax liability.

Foreign Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (“foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income and short-term capital gains will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder), which tax is generally withheld from such distributions.

Distributions of long-term capital gains and any amounts retained by a Fund which are designated as undistributed long-term capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax at a rate of 28% (currently scheduled to increase to 31% after 2012) of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See “Taxation -- Backup Withholding,” above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of a Fund and the five year period ending on the date of the disposition of those shares, such Fund was a “U.S. real property holding corporation” and the foreign shareholder held more than 5% of the shares of that Fund, in which event the gain would be taxed in the same manner as for a U.S. shareholder, as discussed above, and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder’s U.S. income tax liability on such disposition. A corporation is a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of a Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations and certain participating debt securities.

Income Effectively Connected. If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of a Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund including the possible applicability of the U.S. estate tax.

Effective January 1, 2013, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Legal matters in connection with the issuance of the shares of each Fund offered hereby will be passed on by Dechert LLP, 100 N. Tryon Street, Suite 4000, Charlotte, NC 28202.

Tait, Weller & Baker LLP, has been appointed as the independent registered public accounting firm for the Funds.

FINANCIAL STATEMENTS

The audited financial statements contained in the annual report to shareholders for the Funds dated December 31, 2010 are incorporated herein by reference. Copies of the Funds’ most recent annual or semi-annual report may be obtained without charge upon request by writing to the Westport Funds, 253 Riverside Avenue, Westport, Connecticut 06880, by visiting the Funds’ web site at www.westportfunds.com or by calling toll free 1-888-593-7878.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not be lawfully made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

APPENDIX A
DESCRIPTION OF BOND RATINGS

Moody’s Ratings

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers, 1, 2, and 3 to each generic rating classified from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Obligation Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long term rating of the issuer, its guarantor or support-provider.

Standard & Poor’s Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days–including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

P: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

Preliminary: Preliminary ratings, with the “prelim” qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies.

•
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

•
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

•
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf: The (sf) subscript is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*: This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

q: A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS:

(a)	Declaration of Trust*

(b)	Amended and Restated Bylaws***

(c)	Incorporated by Reference to Declaration of Trust and Amended and Restated Bylaws

(d)	(i)	Investment Advisory Agreement**

(ii)	Expense Limitation Agreement******

(e)	Distribution Agreement****

(f)	Inapplicable

(g)	Custody Agreement****

(h)	(i)	Administration and Fund Accounting Agreement****

(ii)	Transfer Agency Agreement****

(iii)	Inbound Call Management and Fulfillment Services Agreement****

(iv)	Retirement Plan Agreement****

(v)	Distribution Fees Agreement****

(vi)	Shareholder Service Plan**

(vii)	Form of Shareholder Service Agreement**

(i)	Opinion and Consent of Counsel is filed herewith

(j)	Consent of Independent Auditors is filed herewith

(k)	Inapplicable

(l)	Investment Representation Letters**

(m)	Inapplicable

(n)	Multi-Class Plan**

(o)	Inapplicable

(p)	(i)	Code of Ethics of The Westport Funds, Westport Advisers, LLC and Westport Asset Management, Inc.***

(ii)	Code of Ethics of UMB Distribution Services, LLC (the “Distributor”) is filed herewith

(q)	Powers of Attorney*****

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* Filed with initial registration statement on September 17, 1997 and incorporated herein by reference.

** Filed with Pre-Effective Amendment No. 2 on December 22, 1997 and incorporated herein by reference.

*** Filed with Post-Effective Amendment No. 11 on May 1, 2007 and incorporated herein by reference.

**** Filed with Post-Effective Amendment No. 12 on February 29, 2008 and incorporated herein by reference.

***** Filed with Post-Effective Amendment No. 13 on April 29, 2008 and incorporated herein by reference.

****** Filed with Post-Effective Amendment No. 16 on April 30, 2010 and incorporated herein by reference.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.

ITEM 30.	INDEMNIFICATION:

Article VII of the Registrant's Declaration of Trust, incorporated herein by reference, provides for the indemnification of officers and Trustees.  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers, employees and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, employee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, employee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and Westport Advisers, LLC (the “Adviser”). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Investment Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under the Agreement or breach of its duty or of its obligations thereunder.

The Distribution Agreement provides that the Distributor shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Distribution Agreement relates, except a loss resulting from the Distributor’s willful misfeasance, bad faith or negligence in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Distribution Agreement or by reason of its reckless disregard thereof. The Distributor shall also not be liable for any action taken or omitted to be taken in accordance with instructions received by the Distributor from an officer or representative of the Trust or any action taken or omitted to be taken by any prior service provider.  Under the Distribution Agreement, the Registrant shall indemnify, defend and hold the Distributor, and each of its present or former directors, members, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (“Distributor Indemnitees”), free and harmless (a) from and against any and all losses, claims, demands, liabilities, damages, charges, payments, costs and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages, charges, payments, costs or expenses and any counsel fees incurred in connection therewith) of any and every nature (“Losses”) which Distributor and/or each of the Distributor Indemnitees may incur under the 1933 Act, the Securities Exchange Act of 1934, as amended, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the registration statement or any prospectus, an annual or interim report to shareholders or sales literature, or any amendments or supplements thereto, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Registrant’s obligation to indemnify Distributor and any of the foregoing indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made therein in reliance upon and in conformity with information relating to the Distributor and furnished to the Registrant or its counsel by Distributor in writing for the purpose of, and used in, the preparation thereof; (b) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur in connection with the Distribution Agreement or the Distributor’s performance thereunder, except to the extent the Losses result from the Distributor’s willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, (c) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur resulting from the actions or inactions of any prior service provider to the Funds, or (d) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur when acting in accordance with instructions from the Registrant or its representatives.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

The descriptions of the Adviser under the caption “Management of the Funds” in the Prospectus in Part A of this Registration Statement and under the caption “Investment Advisory and Other Services” in the Statement of Additional Information in Part B of this Registration Statement are incorporated by reference herein.  Mr. Edmund H. Nicklin, Jr., Ronald H. Oliver, and Andrew J. Knuth have had no other business connections of a substantial nature during the past two fiscal years.

ITEM 32.	PRINCIPAL UNDERWRITER:

(a)	Distributor also acts as distributor for:

Cheswold Lane Funds
Commonwealth International Series Trust
Giant 5 Funds
Green Century Funds
Lotsoff Capital Management Investment Trust
The Marsico Investment Fund
Nakoma Mutual Funds
Scout Funds
The SteelPath MLP Funds Trust

(b)	Herewith is the information required by the following table with respect to each director, officer or partner of the Distributor:

Name and Principal Business Address	Position and Offices with Distributor	Positions and Offices with Registrant

Robert J. Tuszynski 803 West Michigan Street Milwaukee, WI 53233	President	None

Christine L. Mortensen 803 West Michigan Street Milwaukee, WI 53233	Treasurer	None

Constance Dye Shannon 803 West Michigan Street Milwaukee, WI 53233	Secretary	None

Karen Fay Luedtke 803 West Michigan Street Milwaukee, WI 53233	Chief Compliance Officer	None

(c)
The Distributor does not receive any remuneration or compensation from the Trust for the duties or services rendered to the Registrant pursuant to the Distribution Agreement.  The Adviser has entered into an agreement with the Distributor whereby the Adviser has agreed to compensate the Distributor for, and reimburse the Distributor for the expenses the Distributor incurs in connection with, its activities pursuant to the Distribution Agreement.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS:

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules (17 CFR § 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of the Registrants at the Registrants’ corporate offices located at 253 Riverside Avenue, Westport, Connecticut 06880, except (1) records held and maintained by UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, Missouri, 64106, relating to its function as custodian; (2) records held and maintained by UMB Fund Services, Inc., 803 West Michigan Street, Milwaukee, Wisconsin, 53233, relating to its functions as administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by the Distributor, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, in its function as distributor.

ITEM 34.	MANAGEMENT SERVICES:

Not Applicable.

ITEM 35.	UNDERTAKINGS:

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Westport, and State of Connecticut, on the 29th day of April, 2011.

The Westport Funds

By: /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Edmund H. Nicklin, Jr.	President and Trustee	April 29, 2011
Edmund H. Nicklin, Jr.

/s/ Terry A. Wettergreen	Treasurer	April 29, 2011
Terry A. Wettergreen

*	Trustee	April 29, 2011
Raymond J. Armstrong

*	Trustee	April 29, 2011
Edward K. Mettelman

*	Trustee	April 29, 2011
Stephen E. Milman

*	Trustee	April 29, 2011
Donel Bruce Smith

*By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-99(i)	Opinion and Consent of Counsel
EX-99(j) EX-99(p)(ii)	Consent of Independent Auditors Code of Ethics of UMB Distribution Services, LLC